Columbia Strategic Income Fund
Third Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 8.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-3AL Class A
12/26/2031	5.010%	3,879,441	3,899,492
Subordinated Series 2024-3AL Class B
12/26/2031	5.450%	2,073,816	2,086,366
Affirm Asset Securitization Trust(a)
Series 2024-X2 Class C
12/17/2029	5.620%	2,445,163	2,445,769
ASP WHCO Participation LP(a),(b),(c)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	33,850,000	33,850,000
Bain Capital Credit CLO Ltd.(a),(c)
Series 2021-5A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/23/2034	10.428%	8,600,000	7,061,933
Series 2021-6A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/21/2034	10.434%	11,450,000	9,065,835
Cayuga Park CLO Ltd.(a),(c)
Series 2020-1A Class AR2
3-month Term SOFR + 1.200% Floor 1.200% 10/17/2038	4.880%	19,950,000	19,971,945
EDGEX Issuer Trust(a),(d)
Series 2025-1NN Class CERT
01/15/2031	0.000%	5,500,000	3,462,791
EDGEX Issuer Trust(a)
Series 2025-2NN Class A
01/15/2032	5.498%	15,418,597	15,401,937
Series 2025-2NN Class B
01/15/2032	6.475%	13,374,316	13,262,698
Elmwood CLO 49 Ltd.(a),(c),(e)
Series 2026-3A Class D1
3-month Term SOFR + 2.450% Floor 2.450% 07/20/2039	6.101%	10,300,000	10,300,000
GLS Auto Select Receivables Trust(a)
Series 2024-4A Class A2
12/17/2029	4.430%	3,951,001	3,956,464
GoldenTree Loan Management US CLO 30 Ltd.(a),(c),(e)
Series 2026-30A Class D
3-month Term SOFR + 2.450% Floor 2.450% 07/20/2039	3.662%	16,900,000	16,899,408
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GoldenTree Loan Management US CLO Ltd.(a),(c)
Series 2025-27 Class A
3-month Term SOFR + 1.190% Floor 1.190% 01/20/2039	4.865%	33,000,000	33,004,422
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A4
10/27/2059	5.150%	7,251,762	7,249,913
Lendbuzz Securitization Trust(a)
Series 2024-3A Class A2
10/15/2030	4.970%	6,504,639	6,507,076
Series 2025-2A Class A2
05/15/2030	5.180%	8,885,267	8,901,026
Madison Park Funding LXII Ltd.(a),(c)
Series 2022-62A Class A1R2
3-month Term SOFR + 1.300% Floor 1.300% 07/16/2038	4.980%	17,900,000	17,928,371
Madison Park Funding LXXIV Ltd.(a),(c)
Series 2026-74A Class D1
3-month Term SOFR + 2.700% Floor 2.700% 07/23/2039	3.663%	10,600,000	10,601,102
Madison Park Funding XXIV Ltd.(a),(c)
Series 2016-24A Class BR2
3-month Term SOFR + 1.550% Floor 1.550% 10/20/2029	5.225%	151,814	151,814
Madison Park Funding XXIX Ltd.(a),(c)
Series 2018-29AR Class A1R2
3-month Term SOFR + 1.180% Floor 1.180% 03/25/2038	4.855%	30,450,000	30,419,550
Montauk Park CLO Ltd.(a),(c)
Series 2026-1A Class E
3-month Term SOFR + 5.450% Floor 5.450% 04/24/2039	3.669%	15,900,000	15,964,697
MPOWER Education Trust(a)
Series 2025-1 Class A
12/22/2042	6.250%	18,898,723	18,955,387
Series 2025-1 Class B
12/22/2042	8.180%	4,696,000	4,776,967
Series 2025-A Class A
07/21/2042	6.620%	4,905,380	4,990,063

Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Neuberger Berman Loan Advisers CLO 64 Ltd.(a),(c),(e)
Series 2026-64A Class D1
3-month Term SOFR + 2.600% Floor 2.600% 07/23/2040	3.663%	11,950,000	11,951,243
OHA Credit Funding 26 Ltd.(a),(c),(e)
Series 2026-26A Class D1
3-month Term SOFR + 2.450% Floor 2.450% 07/20/2039	6.091%	7,400,000	7,400,000
OHA Credit Partners XI Ltd.(a),(c)
Series 2015-11A Class D1R3
3-month Term SOFR + 2.600% Floor 2.600% 07/20/2039	3.663%	13,150,000	13,182,888
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	6,263,873	6,293,974
Series 2025-1 Class B
07/15/2032	5.628%	6,555,698	6,554,161
Series 2025-8 Class B
07/15/2033	5.409%	8,796,972	8,740,267
Series 2025-R3 Class A
01/18/2033	4.841%	11,665,011	11,650,607
Series 2026-1 Class B
09/15/2033	5.370%	28,690,000	28,575,071
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	7,114,143	7,128,968
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	11,015,730	10,998,482
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	5,815,544	5,818,200
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	5,518,998	5,521,494
Subordinated Series 2024-6 Class C
11/15/2031	7.068%	4,225,216	4,227,365
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	5,247,645	5,250,810
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	6,624,721	6,622,047
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	5,099,801	5,100,562
Subordinated Series 2024-9 Class D
03/15/2032	6.174%	7,137,632	7,134,519
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	4,736,896	4,743,270
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	5,142,355	5,158,500
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-2 Class A
07/20/2033	5.065%	13,000,000	13,005,838
Research-Driven Pagaya Motor Asset Trust(a)
Series 2024-3A Class A
03/25/2033	5.281%	9,693,120	9,713,040
Series 2026-R1A Class A
07/25/2034	5.659%	12,736,830	12,725,768
Upstart Securitization Trust(a)
Series 2025-4 Class D
11/20/2035	7.670%	5,375,000	5,495,416
Total Asset-Backed Securities — Non-Agency (Cost $508,731,336)			504,107,516

Commercial Mortgage-Backed Securities - Non-Agency 0.3%

Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,575,000	3,645,082
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	12,460,000	8,977,252
Hilton USA Trust(a),(f)
Subordinated Series 2016-SFP Class E
11/05/2035	0.000%	11,500,000	288,598
SFO Commercial Mortgage Trust(a),(c)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	4.893%	4,850,000	4,846,967
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $31,353,399)			17,757,899

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Uniti Group, Inc.(g)	13,317	149,417
Wireless Telecommunication Services 0.0%
Altice Luxco 3(g)	64,568	1,318,451
Total Communication Services		1,467,868
Consumer Discretionary 0.0%
Diversified Consumer Services 0.0%
WW International, Inc.(g)	6,584	109,426
Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.0%
Serta Simmons Bedding LLC(g)	335	2,896
Total Consumer Discretionary		112,322
Energy —%
Oil, Gas & Consumable Fuels —%
Southcross Energy Partners LLC(b),(g),(h)	14,393	0
Southcross Energy Partners LLC, Class A(b),(g),(h)	272,263	0
Total		0
Total Energy		0
Industrials 0.0%
Construction & Engineering 0.0%
McDermott International Ltd.(b),(g)	383	9,093
Machinery 0.0%
TNT Crane and Rigging, Inc.(g)	23,468	1,115
Total Industrials		10,208
Information Technology 0.0%
Software 0.0%
Avaya Holdings Corp.(g)	5,014	75,210
Avaya Holdings Corp.(g)	24,157	362,355
Total		437,565
Total Information Technology		437,565
Materials 0.0%
Containers & Packaging 0.0%
Flint Group Packaging(b),(g),(h)	722,943	1
Total Materials		1
Total Common Stocks (Cost $1,134,616)		2,027,964

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.1%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	7,372,000	7,351,455
Total Convertible Bonds (Cost $7,357,975)			7,351,455

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Uniti Group, Inc.(b),(h)	11.000%	85	89,692
Total Communication Services			89,692
Total Convertible Preferred Stocks (Cost $84,955)			89,692

Corporate Bonds & Notes 35.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.8%
Allegheny Technologies, Inc.
10/01/2029	4.875%	818,000	808,686
10/01/2031	5.125%	2,729,000	2,704,340
BAE Systems PLC(a)
03/26/2029	5.125%	3,735,000	3,796,786
02/15/2031	1.900%	4,160,000	3,673,564
Boeing Co. (The)
08/01/2059	3.950%	9,400,000	6,735,383
Bombardier, Inc.(a)
07/01/2031	7.250%	1,262,000	1,327,864
06/01/2032	7.000%	1,269,000	1,320,598
TransDigm, Inc.(a)
08/15/2028	6.750%	3,191,000	3,232,441
03/01/2029	6.375%	4,365,000	4,451,750
03/01/2032	6.625%	5,006,000	5,152,111
01/15/2033	6.000%	1,743,000	1,762,947
05/31/2033	6.375%	5,613,000	5,670,998
01/31/2034	6.750%	6,419,000	6,583,337
07/31/2034	6.125%	909,000	904,732
Total			48,125,537
Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	2,199,000	2,194,345
Automotive 0.7%
American Axle & Manufacturing, Inc.(a)
10/15/2032	6.375%	1,692,000	1,698,816
10/15/2033	7.750%	7,874,000	7,895,569
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	2,587,000	2,633,925
02/15/2030	6.750%	2,287,000	2,365,069
09/15/2032	6.750%	2,969,000	3,041,984
IHO Verwaltungs GmbH(a),(i)
11/15/2032	8.000%	2,729,000	2,849,481
05/15/2033	7.375%	1,691,000	1,738,111
Nissan Motor Acceptance Co. LLC(a)
09/30/2030	6.125%	1,581,000	1,561,958

Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nissan Motor Co., Ltd.(a)
07/17/2032	7.750%	1,322,000	1,385,712
07/17/2035	8.125%	3,869,000	4,110,078
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	423,000	425,914
03/24/2031	7.500%	3,464,000	3,497,403
04/23/2032	6.875%	7,511,000	7,370,984
Total			40,575,004
Banking 2.1%
Ally Financial, Inc.(j)
Subordinated
01/17/2040	6.646%	875,000	865,811
Bank of America Corp.(j)
10/24/2031	1.922%	13,000,000	11,530,004
04/23/2032	4.695%	29,000,000	28,838,651
Goldman Sachs Group ,Inc. (The)(e),(j)
06/03/2037	5.425%	4,287,000	4,309,882
Goldman Sachs Group, Inc. (The)(j)
04/20/2034	5.094%	5,543,000	5,530,783
HSBC Holdings PLC(j)
03/10/2037	5.279%	12,473,000	12,326,809
JPMorgan Chase & Co.(j)
04/23/2032	4.622%	36,311,000	36,024,866
Morgan Stanley(j)
03/12/2032	4.708%	1,949,000	1,931,211
04/16/2032	4.809%	7,438,000	7,404,631
01/30/2037	5.073%	890,000	872,400
04/10/2037	5.296%	3,304,000	3,295,108
Subordinated
09/16/2036	2.484%	9,062,000	7,880,417
Royal Bank of Canada(j)
02/04/2031	5.153%	2,311,000	2,344,311
08/06/2031	4.696%	2,054,000	2,050,494
Total			125,205,378
Brokerage/Asset Managers/Exchanges 0.4%
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	3,166,000	3,360,522
Focus Financial Partners LLC(a)
09/15/2031	6.750%	3,152,000	3,174,785
Hightower Holding LLC(a)
04/15/2029	6.750%	3,317,000	3,304,244
01/31/2030	9.125%	3,945,000	4,081,672
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	4,826,000	4,871,208
08/01/2033	8.000%	5,033,000	5,114,562
Total			23,906,993
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.6%
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	3,780,000	3,556,329
James Hardie International Finance DAC(a)
01/15/2028	5.000%	2,465,000	2,451,303
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	695,000	695,008
LBM Acquisition LLC(a)
01/15/2029	6.250%	1,496,000	920,371
06/15/2031	9.500%	3,369,000	2,818,237
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	8,152,000	8,301,623
03/01/2033	6.750%	3,412,000	3,463,316
QXO Building Products, Inc.(a)
04/30/2032	6.750%	3,088,000	3,147,489
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	778,000	788,749
08/01/2033	6.250%	1,750,000	1,751,259
Standard Industries, Inc.(a)
01/15/2028	4.750%	4,051,000	4,031,990
White Cap Supply Holdings LLC(a)
11/15/2030	7.375%	5,931,000	5,911,220
Total			37,836,894
Cable and Satellite 1.6%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	2,746,000	2,744,802
02/01/2028	5.000%	2,663,000	2,636,895
03/01/2030	4.750%	5,677,000	5,366,448
08/15/2030	4.500%	4,986,000	4,637,811
02/01/2031	4.250%	6,106,000	5,526,894
03/01/2031	7.375%	1,145,000	1,161,064
02/01/2032	4.750%	5,851,000	5,221,959
02/01/2033	7.000%	5,524,000	5,397,529
01/15/2034	4.250%	6,182,000	5,164,764
02/01/2036	7.375%	1,500,000	1,464,235
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,579,000	2,263,112
Charter Communications Operating LLC
06/30/2062	3.950%	5,602,000	3,284,279
CSC Holdings LLC(a)
04/01/2028	7.500%	645,000	215,502
01/31/2029	11.750%	5,208,000	3,288,651
02/01/2029	6.500%	1,751,000	1,033,861
01/15/2030	5.750%	2,329,000	579,202
12/01/2030	4.125%	3,543,000	2,022,393
12/01/2030	4.625%	4,159,000	997,139
02/15/2031	3.375%	757,000	424,272
DirectTV Financing LLC/Co-Obligor, Inc.(a)
06/01/2032	9.250%	2,659,000	2,730,328
Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DirecTV Financing LLC(a)
02/01/2030	8.875%	1,050,000	1,078,703
DISH DBS Corp.
07/01/2028	7.375%	1,808,000	1,755,364
06/01/2029	5.125%	5,019,000	4,542,620
DISH DBS Corp.(a)
12/01/2028	5.750%	2,930,000	2,871,843
EchoStar Corp.
11/30/2029	10.750%	6,258,642	6,802,822
EchoStar Corp.(i)
11/30/2030	6.750%	4,145,697	4,241,045
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	4,243,000	4,237,361
07/15/2028	4.000%	2,580,000	2,512,774
07/01/2029	5.500%	1,278,000	1,274,139
07/01/2030	4.125%	2,187,000	2,059,309
Virgin Media Finance PLC(a)
07/15/2030	5.000%	1,784,000	1,464,935
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	2,170,000	2,087,628
VZ Secured Financing BV(a)
01/15/2032	5.000%	5,657,000	4,916,903
Total			96,006,586
Chemicals 2.2%
Ashland LLC(a)
09/01/2031	3.375%	6,553,000	5,986,162
Celanese US Holdings LLC
04/15/2030	6.500%	673,000	690,176
02/15/2031	7.000%	645,000	668,362
07/15/2032	6.879%	855,000	899,513
04/15/2033	6.750%	1,687,000	1,739,854
11/15/2033	7.700%	1,659,000	1,781,988
02/15/2034	7.375%	1,551,000	1,619,390
Element Solutions, Inc.(a)
09/01/2028	3.875%	3,427,000	3,340,907
FMC Corp.
05/18/2033	5.650%	54,000	48,558
10/01/2049	4.500%	1,843,000	1,151,812
FMC Corp.(j)
Subordinated
11/01/2055	8.450%	102,000	75,962
HB Fuller Co.
10/15/2028	4.250%	3,430,000	3,384,169
INEOS Finance PLC(a)
05/15/2028	6.750%	10,941,000	11,005,088
04/15/2029	7.500%	20,648,000	20,553,417
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	6,956,000	6,707,831
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ingevity Corp.(a)
11/01/2028	3.875%	1,799,000	1,736,741
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	5,949,075	5,599,983
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	4,419,000	4,318,222
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	3,005,000	2,926,293
10/01/2029	6.250%	2,907,000	2,849,496
06/15/2031	7.250%	2,849,000	2,892,401
02/15/2033	7.250%	16,308,000	16,102,300
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	1,621,000	1,633,615
08/15/2033	6.250%	1,300,000	1,326,636
Tronox, Inc.(a)
03/15/2029	4.625%	2,701,000	2,150,732
W.R. Grace Holdings LLC(a)
08/15/2029	5.625%	14,971,000	14,343,982
03/01/2031	7.375%	2,144,000	2,159,497
08/15/2032	6.625%	11,895,000	11,804,559
08/01/2033	7.000%	1,375,000	1,363,743
Total			130,861,389
Construction Machinery 0.4%
Herc Holdings, Inc.(a)
06/15/2030	7.000%	2,402,000	2,496,605
03/15/2031	5.750%	854,000	854,014
06/15/2033	7.250%	5,725,000	5,972,209
03/15/2034	6.000%	6,726,000	6,681,786
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	2,519,000	2,556,810
03/15/2031	7.750%	611,000	634,432
Synergy Infrastructure Holdings LLC(a)
12/01/2030	7.875%	2,702,000	2,837,045
United Rentals North America, Inc.
07/15/2030	4.000%	897,000	859,270
01/15/2032	3.750%	997,000	922,622
Total			23,814,793
Consumer Cyclical Services 0.3%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	2,489,000	2,418,397
12/01/2028	6.125%	7,060,000	6,839,935
ASGN, Inc.(a)
05/15/2028	4.625%	4,401,000	4,072,345
Garda World Security Corp.(a)
11/15/2032	8.375%	1,495,000	1,550,280
Match Group Holdings II LLC(a)
10/01/2031	3.625%	1,528,000	1,369,982

Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(a)
06/01/2028	4.625%	1,745,000	1,720,820
Total			17,971,759
Consumer Products 0.2%
Newell Brands, Inc.(a)
06/01/2028	8.500%	360,000	376,119
Newell Brands, Inc.
05/15/2030	6.375%	2,454,000	2,423,115
05/15/2032	6.625%	1,013,000	985,832
Opal Bidco SAS(a)
03/31/2032	6.500%	2,700,000	2,748,215
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	1,855,000	1,726,438
Whirlpool Corp.
06/15/2030	6.125%	569,000	535,600
06/15/2033	6.500%	593,000	538,311
Total			9,333,630
Diversified Manufacturing 0.6%
Carrier Global Corp.
02/15/2030	2.722%	9,349,000	8,749,730
Chart Industries, Inc.(a)
01/01/2030	7.500%	1,355,000	1,404,969
Columbus McKinnon Corp.(a)
02/01/2033	7.125%	864,000	875,301
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	4,192,000	4,288,574
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	1,526,000	1,576,964
Esab Corp.(a)
04/15/2029	6.250%	1,153,000	1,174,331
Gates Corp. (The)(a)
07/01/2029	6.875%	1,888,000	1,943,446
Madison IAQ LLC(a)
06/30/2029	5.875%	4,084,000	4,086,420
Sensata Technologies BV(a)
09/01/2030	5.875%	2,018,000	2,023,296
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	436,000	451,862
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	3,427,000	3,432,692
03/15/2029	6.375%	2,103,000	2,152,289
04/15/2031	5.250%	995,000	987,079
03/15/2032	6.625%	2,702,000	2,787,677
03/15/2033	6.375%	1,163,000	1,194,258
04/15/2034	5.500%	1,669,000	1,656,637
Total			38,785,525
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 1.8%
AEP Texas, Inc.
01/15/2050	3.450%	4,245,000	2,890,584
Alpha Generation LLC(a)
10/15/2032	6.750%	1,428,000	1,460,960
01/15/2034	6.250%	1,644,000	1,629,191
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	2,603,000	2,589,380
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	910,000	903,539
02/15/2031	3.750%	4,205,000	3,922,184
01/15/2032	3.750%	6,239,000	5,720,321
01/15/2034	5.750%	1,458,000	1,446,541
DTE Energy Co.
07/01/2027	4.950%	8,485,000	8,538,348
Edison International
11/15/2028	5.250%	7,553,000	7,589,742
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	1,411,000	1,347,757
Long Ridge Energy LLC(a)
02/15/2032	8.750%	2,088,000	2,169,954
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	2,892,000	2,872,854
01/15/2029	7.250%	4,566,000	4,756,404
NRG Energy, Inc.
01/15/2028	5.750%	1,251,000	1,252,050
NRG Energy, Inc.(a)
02/15/2029	3.375%	1,229,000	1,172,474
06/15/2029	5.250%	2,719,000	2,708,121
07/15/2029	5.750%	1,030,000	1,030,576
02/15/2032	3.875%	3,750,000	3,447,391
02/01/2033	6.000%	1,981,000	1,995,769
01/15/2034	5.750%	2,449,000	2,422,258
05/15/2034	5.875%	1,415,000	1,405,556
11/01/2034	6.250%	2,574,000	2,595,823
01/15/2036	6.000%	2,924,000	2,904,590
05/15/2036	6.125%	1,443,000	1,439,688
Pacific Gas and Electric Co.
07/01/2050	4.950%	8,005,000	6,711,848
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	1,390,000	1,369,166
PG&E Corp.(j)
03/15/2055	7.375%	1,919,000	1,954,195
09/15/2056	6.850%	672,000	669,082
Talen Energy Supply LLC(a)
02/01/2034	6.250%	2,887,000	2,875,996
02/01/2036	6.500%	2,887,000	2,903,846
Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,334,000	1,326,350
01/15/2030	4.750%	5,930,000	5,733,784
VoltaGrid LLC(a)
11/01/2030	7.375%	1,006,000	1,047,330
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	3,888,000	4,166,931
03/15/2033	8.625%	3,776,000	4,059,882
04/15/2034	7.750%	2,781,000	2,937,793
Total			105,968,258
Environmental 0.1%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	3,195,000	3,300,713
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	4,974,000	5,095,585
Total			8,396,298
Finance Companies 1.6%
Blackstone Private Credit Fund
05/15/2031	5.950%	6,000,000	5,925,058
Bread Financial Holdings, Inc.(a)
05/15/2031	6.750%	718,000	734,790
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	1,678,000	1,654,010
GGAM Finance Ltd.(a)
02/15/2027	8.000%	2,781,000	2,801,597
04/15/2029	6.875%	1,579,000	1,619,889
03/15/2030	5.875%	2,325,000	2,343,113
goeasy Ltd.(a)
07/01/2029	7.625%	948,000	888,096
05/15/2030	6.875%	486,000	437,100
10/01/2030	7.375%	485,000	435,957
Navient Corp.
03/15/2027	5.000%	2,610,000	2,597,998
03/15/2029	5.500%	2,579,000	2,476,912
03/15/2031	11.500%	1,007,000	1,071,687
OneMain Finance Corp.
05/15/2029	6.625%	2,679,000	2,723,924
03/15/2030	7.875%	2,502,000	2,602,252
09/15/2030	4.000%	5,509,000	5,080,673
05/15/2031	7.500%	1,847,000	1,904,060
11/15/2031	7.125%	817,000	827,314
03/15/2032	6.750%	1,330,000	1,322,077
09/15/2032	7.125%	5,567,000	5,613,226
03/15/2033	6.500%	3,752,000	3,663,540
09/15/2033	6.750%	4,837,000	4,735,272
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	8,546,000	8,940,906
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rocket Cos, Inc.(a)
08/01/2030	6.125%	1,432,000	1,454,056
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	3,811,000	3,543,621
10/15/2033	4.000%	8,002,000	7,182,103
Springleaf Finance Corp.
11/15/2029	5.375%	169,000	165,017
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	2,863,000	2,851,236
04/15/2029	5.500%	5,808,000	5,544,429
UWM Holdings LLC(a)
02/01/2030	6.625%	4,307,000	4,084,637
03/15/2031	6.250%	8,195,000	7,527,141
Total			92,751,691
Food and Beverage 1.5%
Bacardi Ltd.(a)
05/15/2028	4.700%	2,526,000	2,523,570
05/15/2048	5.300%	8,329,000	7,340,331
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	27,914,000	27,860,220
Bacardi-Martini BV(a)
02/01/2035	6.000%	6,074,000	6,220,210
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	2,923,000	3,017,424
04/15/2034	6.375%	4,834,000	4,912,943
Constellation Brands, Inc.
08/01/2029	3.150%	4,232,000	4,052,339
Performance Food Group, Inc.(a)
09/15/2032	6.125%	1,143,000	1,156,636
Post Holdings, Inc.(a)
04/15/2030	4.625%	1,287,000	1,252,062
09/15/2031	4.500%	6,210,000	5,828,100
02/15/2032	6.250%	1,824,000	1,853,570
03/01/2033	6.375%	1,039,000	1,036,284
10/15/2034	6.250%	2,693,000	2,668,914
03/15/2036	6.500%	4,715,000	4,680,503
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	3,257,000	3,265,229
04/30/2029	4.375%	3,350,000	3,288,974
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	4,530,000	4,379,342
US Foods, Inc.(a)
09/15/2028	6.875%	1,558,000	1,596,895
02/15/2029	4.750%	967,000	954,763
06/01/2030	4.625%	3,348,000	3,259,641
Total			91,147,950

Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.9%
Boyd Gaming Corp.
12/01/2027	4.750%	1,974,000	1,968,942
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	2,332,000	2,359,137
02/15/2032	6.500%	2,534,000	2,472,433
10/15/2032	6.000%	3,247,000	2,906,803
Churchill Downs, Inc.(a)
01/15/2028	4.750%	2,174,000	2,153,586
05/01/2031	6.750%	1,149,000	1,173,988
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	330,000	343,332
10/01/2033	6.250%	3,000,000	2,966,070
MGM Resorts International
09/15/2029	6.125%	1,908,000	1,935,200
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	2,730,000	2,656,146
Penn Entertainment, Inc.(a)
04/01/2031	6.750%	3,447,000	3,433,082
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	6,790,000	6,502,183
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	4,486,000	4,551,276
Rivers Enterprise Lender LLC/Corp.(a)
10/15/2030	6.250%	2,193,000	2,209,448
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	10,500,000	9,116,513
Scientific Games International, Inc.(a)
11/15/2029	7.250%	2,450,000	2,502,992
Voyager Parent LLC(a)
07/01/2032	9.250%	5,857,000	6,213,170
Total			55,464,301
Health Care 1.9%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	2,108,000	2,095,401
04/15/2029	5.000%	2,749,000	2,692,454
03/15/2033	7.375%	3,635,000	3,726,318
Avantor Funding, Inc.(a)
07/15/2028	4.625%	1,819,000	1,795,457
11/01/2029	3.875%	3,954,000	3,750,433
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	2,463,000	2,549,357
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	455,000	446,383
03/15/2029	3.750%	1,124,000	1,076,868
03/15/2031	4.000%	975,000	913,499
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	2,281,000	2,252,945
05/15/2030	5.250%	4,449,000	4,194,575
02/15/2031	4.750%	1,509,000	1,385,607
01/15/2032	10.875%	579,000	623,975
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	6,249,000	6,472,225
DaVita, Inc.(a)
07/15/2033	6.750%	2,036,000	2,103,936
HCA, Inc.
09/01/2030	3.500%	21,231,000	20,170,801
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	499,000	497,818
IQVIA, Inc.(a)
10/15/2026	5.000%	823,000	822,459
05/15/2027	5.000%	1,864,000	1,863,377
05/15/2030	6.500%	993,000	1,018,085
06/01/2032	6.250%	3,389,000	3,463,027
LifePoint Health, Inc.(a)
05/01/2034	7.000%	3,410,000	3,328,148
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	6,635,000	6,624,768
Select Medical Corp.(a)
12/01/2032	6.250%	1,314,000	1,278,749
Star Parent, Inc.(a)
10/01/2030	9.000%	6,236,000	6,562,986
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	7,615,000	7,639,921
Tenet Healthcare Corp.
11/01/2027	5.125%	2,981,000	2,983,695
10/01/2028	6.125%	1,848,000	1,850,451
05/15/2031	6.750%	6,531,000	6,726,058
Tenet Healthcare Corp.(a)
11/15/2032	5.500%	7,472,000	7,443,376
11/15/2033	6.000%	2,333,000	2,355,137
Total			110,708,289
Healthcare Insurance 0.3%
Centene Corp.
10/15/2030	3.000%	9,982,000	8,996,632
UnitedHealth Group, Inc.
01/15/2031	4.650%	8,511,000	8,529,509
Total			17,526,141
Independent Energy 1.0%
APA Corp.
02/15/2055	6.750%	1,019,000	1,070,531
Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Civitas Resources, Inc.(a)
11/01/2030	8.625%	575,000	607,950
07/01/2031	8.750%	5,031,000	5,269,524
06/15/2033	9.625%	5,608,000	6,240,420
CNX Resources Corp.(a)
03/01/2032	7.250%	1,637,000	1,691,498
03/01/2034	5.875%	1,732,000	1,704,076
Comstock Resources, Inc.(a)
03/01/2029	6.750%	1,278,000	1,256,282
01/15/2030	5.875%	407,000	384,697
Crescent Energy Finance LLC(a)
04/01/2032	7.625%	750,000	768,294
01/15/2033	7.375%	927,000	941,825
01/15/2034	8.375%	2,711,000	2,846,954
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	2,381,000	2,390,303
04/15/2032	6.250%	3,281,000	3,231,633
11/01/2033	8.375%	710,000	755,212
02/15/2035	7.250%	3,895,000	3,951,724
Matador Resources Co.(a)
04/15/2032	6.500%	3,197,000	3,237,904
04/15/2033	6.250%	4,284,000	4,309,399
04/15/2034	6.000%	1,436,000	1,417,755
Occidental Petroleum Corp.
10/01/2054	6.050%	3,976,000	4,020,714
SM Energy Co.(a)
08/01/2029	6.750%	1,965,000	2,014,053
08/01/2032	7.000%	3,686,000	3,777,751
04/15/2034	6.625%	4,723,000	4,749,354
Vital Energy, Inc.(a)
04/15/2032	7.875%	756,000	779,328
Total			57,417,181
Leisure 0.8%
Boyne USA, Inc.(a)
05/15/2029	4.750%	722,000	711,858
Carnival Corp.(a)
03/15/2030	5.750%	2,619,000	2,645,811
08/01/2032	5.750%	5,659,000	5,715,726
02/15/2033	6.125%	2,523,000	2,555,090
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	2,277,000	2,281,971
NCL Corp., Ltd.(a)
01/15/2031	5.875%	3,963,000	3,829,222
02/01/2032	6.750%	2,645,000	2,622,729
09/15/2033	6.250%	5,751,000	5,516,789
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	8,273,000	8,255,403
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(a)
01/15/2032	8.625%	5,014,000	5,157,335
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	1,445,000	1,476,113
Vail Resorts, Inc.(a)
05/15/2032	6.500%	1,584,000	1,614,872
Viking Cruises Ltd.(a)
02/15/2029	7.000%	1,092,000	1,096,769
07/15/2031	9.125%	2,980,000	3,132,821
10/15/2033	5.875%	3,495,000	3,496,123
Total			50,108,632
Life Insurance 0.2%
Met Tower Global Funding(a)
04/12/2029	5.250%	10,572,000	10,761,184
Lodging 0.5%
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%	3,490,000	3,206,080
04/01/2032	6.125%	3,156,000	3,217,837
09/15/2033	5.750%	1,545,000	1,559,434
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	6,538,000	6,655,852
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	3,075,000	3,074,481
Marriott Ownership Resorts, Inc.(a)
10/01/2033	6.500%	8,581,000	8,407,617
Travel + Leisure Co.(a)
06/01/2031	6.250%	4,351,000	4,375,880
09/01/2033	6.125%	344,000	338,246
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	1,955,000	1,927,622
Total			32,763,049
Media and Entertainment 1.5%
CBS Corp.
07/01/2042	4.850%	696,000	469,201
Clear Channel Outdoor Holdings, Inc.(a)
04/01/2030	7.875%	3,785,000	3,944,212
02/15/2031	7.125%	2,653,000	2,742,772
03/15/2033	7.500%	2,699,000	2,831,450
Gray Escrow II, Inc.(a)
11/15/2031	5.375%	969,000	694,805
Gray Media, Inc.(a)
07/15/2032	9.625%	4,564,000	4,498,070
08/15/2033	7.250%	2,864,000	2,840,168
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	1,805,889	1,754,080

Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mav Acquisition Corp.(a)
08/01/2029	8.000%	2,124,000	2,133,118
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	2,108,000	2,154,353
Meta Platforms, Inc.
05/15/2046	6.200%	9,617,000	9,715,408
11/15/2055	5.625%	6,712,000	6,182,743
11/15/2065	5.750%	4,943,000	4,522,246
Nexstar Media, Inc.(a)
09/15/2033	6.500%	4,428,000	4,463,708
04/15/2034	7.250%	6,547,000	6,589,464
OAK-Eagle Acquireco, Inc.(a)
07/01/2033	7.250%	2,177,000	2,268,558
07/01/2034	8.750%	2,218,000	2,343,922
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	3,572,000	3,569,679
01/15/2029	4.250%	811,000	791,038
03/15/2030	4.625%	2,185,000	2,124,742
02/15/2031	7.375%	696,000	725,952
Roblox Corp.(a)
05/01/2030	3.875%	2,221,000	2,096,613
Snap, Inc.(a)
03/01/2033	6.875%	5,371,000	5,323,117
03/15/2034	6.875%	3,807,000	3,749,617
Univision Communications, Inc.(a)
05/01/2029	4.500%	2,385,000	2,267,456
04/15/2033	8.875%	2,206,000	2,197,573
Viacom, Inc.
09/01/2043	5.850%	1,340,000	987,355
ViacomCBS, Inc.
05/19/2050	4.950%	644,000	412,952
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	2,237,000	2,032,868
03/15/2042	5.050%	6,986,000	5,111,437
03/15/2052	5.141%	1,199,000	826,943
Total			92,365,620
Metals and Mining 0.7%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	1,072,000	1,118,597
Carpenter Technology Corp.(a)
03/01/2034	5.625%	2,209,000	2,199,816
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	753,000	769,905
03/15/2032	7.000%	434,000	439,131
05/01/2033	7.375%	459,000	471,674
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	821,000	865,511
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellium SE(a)
06/15/2028	5.625%	2,490,000	2,491,721
04/15/2029	3.750%	4,741,000	4,569,819
08/15/2032	6.375%	1,445,000	1,477,580
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%	5,064,000	5,105,040
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	5,025,000	4,816,131
03/01/2034	5.875%	6,618,000	6,586,749
Novelis Corp.(a)
01/30/2030	4.750%	2,010,000	1,939,229
08/15/2031	3.875%	2,967,000	2,698,632
08/15/2033	6.375%	2,249,000	2,270,690
Novelis, Inc.(a)
01/30/2030	6.875%	879,000	903,919
WS Escrow LLC(a),(e)
06/01/2033	7.750%	4,952,000	5,052,649
Total			43,776,793
Midstream 2.8%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	3,178,000	3,416,788
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	1,715,000	1,751,219
CNX Midstream Partners LP(a)
04/15/2030	4.750%	5,384,000	5,196,559
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	4,972,000	5,177,808
06/30/2033	7.375%	5,492,000	5,668,922
06/01/2034	6.875%	3,152,000	3,195,882
Enbridge, Inc.
04/05/2027	5.250%	7,793,000	7,852,984
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	18,903,000	16,540,151
09/30/2040	3.250%	3,925,000	3,086,370
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	11,038,000	11,353,560
Harvest Midstream I LP(a)
05/15/2034	6.750%	1,598,000	1,640,705
Hess Midstream Operations LP(a)
03/01/2028	5.875%	1,291,000	1,303,695
10/15/2030	5.500%	1,293,000	1,290,468
ITT Holdings LLC(a)
08/01/2029	6.500%	437,000	434,296
NuStar Logistics LP
04/28/2027	5.625%	1,573,000	1,578,326
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	1,293,000	1,343,567
Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP(a),(j),(k)
	7.875%	10,612,000	11,086,199
Sunoco LP(a)
05/01/2029	7.000%	2,162,000	2,230,529
07/15/2031	5.375%	2,057,000	2,045,175
05/01/2032	7.250%	2,041,000	2,132,216
07/01/2033	6.250%	2,518,000	2,559,775
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	5,178,000	5,336,411
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	4,429,000	4,242,138
08/15/2031	4.125%	3,910,000	3,669,083
11/01/2033	3.875%	2,982,000	2,657,013
05/01/2036	6.000%	5,343,000	5,403,254
Venture Global LNG, Inc.(a),(j),(k)
	9.000%	6,241,000	6,165,209
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	2,432,000	2,646,745
01/15/2030	7.000%	1,548,000	1,588,815
06/01/2031	8.375%	1,373,000	1,428,613
02/01/2032	9.875%	2,466,000	2,637,397
Venture Global Plaquemines LNG LLC(a)
12/15/2030	6.125%	1,071,000	1,099,403
05/01/2033	7.500%	1,765,000	1,948,337
01/15/2034	6.500%	3,957,000	4,138,631
06/15/2034	6.500%	1,418,000	1,479,995
05/01/2035	7.750%	1,765,000	1,981,076
01/15/2036	6.750%	8,102,000	8,592,449
Western Midstream Operating LP
03/01/2031	4.800%	2,439,000	2,422,771
Williams Companies, Inc. (The)
08/15/2028	5.300%	17,155,000	17,461,352
Total			165,783,886
Oil Field Services 0.6%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	1,387,000	1,420,811
Archrock Services LP /Partners Finance Corp.(a)
02/01/2034	6.000%	3,263,000	3,256,428
Kodiak Gas Services LLC(a)
04/01/2031	5.875%	1,949,000	1,959,403
10/01/2033	6.500%	3,030,000	3,083,983
10/01/2035	6.750%	5,285,000	5,433,003
Nabors Industries, Inc.(a)
01/31/2030	9.125%	3,094,000	3,242,715
08/15/2031	8.875%	949,000	994,858
11/15/2032	7.625%	3,622,000	3,774,626
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	2,462,154	2,519,636
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean, Inc.(a)
05/15/2029	8.250%	776,000	805,267
05/15/2031	8.500%	3,061,000	3,232,810
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	6,754,000	6,957,638
Total			36,681,178
Other Industry 0.1%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	1,358,000	1,329,799
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	1,054,000	1,044,313
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	983,000	1,006,203
04/15/2030	6.625%	1,303,000	1,340,666
10/01/2031	7.375%	485,000	505,456
Total			5,226,437
Other REIT 0.2%
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	4,100,000	4,101,561
05/15/2029	4.875%	1,134,000	1,106,679
02/01/2030	7.000%	947,000	969,247
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	616,000	629,254
02/15/2029	4.500%	860,000	844,091
04/01/2032	6.500%	1,679,000	1,721,024
06/15/2033	6.500%	1,540,000	1,582,657
03/15/2034	5.750%	692,000	685,865
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	1,102,000	1,100,496
Service Properties Trust(a)
11/15/2031	8.625%	1,493,000	1,575,517
Total			14,316,391
Packaging 0.4%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	7,092,000	6,720,237
01/30/2031	6.250%	1,518,000	1,528,281
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	5,482,000	5,266,717
04/15/2032	6.750%	1,763,000	1,694,858
Sword Purchaser LLC(a)
04/15/2033	8.250%	4,451,000	4,584,584
04/15/2034	10.500%	3,217,000	3,342,681
Total			23,137,358
Pharmaceuticals 0.4%
1261229 BC Ltd.(a)
04/15/2032	10.000%	8,068,000	8,261,288

Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AbbVie, Inc.
11/21/2029	3.200%	3,726,000	3,578,428
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	2,831,000	2,619,437
09/30/2028	11.000%	789,000	822,472
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	6,892,000	6,785,892
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,379,000	1,362,311
04/30/2031	5.125%	713,000	706,715
Total			24,136,543
Property & Casualty 1.6%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	2,504,000	2,470,413
08/01/2029	6.000%	3,376,000	3,181,185
07/01/2032	6.750%	7,950,000	7,687,330
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	718,000	709,540
04/15/2028	6.750%	3,519,000	3,550,507
11/01/2029	5.875%	1,991,000	1,942,320
01/15/2031	7.000%	2,647,000	2,686,799
10/01/2031	6.500%	1,285,000	1,287,934
10/01/2032	7.375%	7,157,000	7,105,030
AmWINS Group, Inc.(a)
02/15/2029	6.375%	1,979,000	2,002,178
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	5,071,000	5,108,871
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	14,391,000	14,052,351
Asurion LLC and Asurion Co-Issuer, Inc.(a)
02/01/2034	8.375%	1,709,000	1,670,413
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	6,624,000	6,542,160
Howden UK Refinance PLC/2 PLC/US Refinance LLC(a)
02/15/2032	8.125%	3,837,000	3,551,213
HUB International Ltd.(a)
12/01/2029	5.625%	1,783,000	1,762,061
06/15/2030	7.250%	9,107,000	9,361,829
01/31/2032	7.375%	9,894,000	10,134,874
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	8,166,000	8,183,686
Ryan Specialty LLC(a)
08/01/2032	5.875%	1,741,000	1,729,510
Total			94,720,204
Railroads 0.2%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	2,787,000	2,829,605
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	6,357,000	6,548,256
Total			9,377,861
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	1,840,000	1,855,915
10/15/2030	4.000%	3,320,000	3,148,600
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	10,047,000	9,798,910
Yum! Brands, Inc.
04/01/2032	5.375%	2,405,000	2,401,500
Total			17,204,925
Retailers 0.5%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	1,991,000	2,046,280
08/01/2033	7.375%	6,310,000	6,561,186
Asbury Automotive Group, Inc.(a)
02/15/2032	5.000%	701,000	668,939
Beach Acquisition Bidco LLC(a),(i)
07/15/2033	10.000%	5,408,323	5,982,683
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	999,000	971,686
01/15/2030	6.375%	699,000	710,626
L Brands, Inc.
02/01/2028	5.250%	1,053,000	1,056,174
11/01/2035	6.875%	1,511,000	1,513,238
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	1,142,000	1,115,485
08/01/2031	8.250%	1,111,000	1,159,393
Lithia Motors, Inc.(a)
01/15/2031	4.375%	1,325,000	1,255,100
PetSmart LLC/Finance Corp.(a)
09/15/2032	7.500%	2,797,000	2,818,215
09/15/2033	10.000%	1,876,000	1,893,974
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	3,954,000	3,733,113
Total			31,486,092
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%	536,000	523,939
Albertsons Cos, Inc.(a)
03/31/2032	5.625%	3,056,000	2,982,801
Total			3,506,740
Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 4.1%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	4,353,000	4,506,695
APLD ComputeCo 2 LLC(a)
03/15/2031	6.750%	9,097,000	9,167,637
APLD ComputeCo LLC(a)
12/15/2030	9.250%	7,909,000	8,536,678
Black Pearl Compute LLC(a)
02/15/2031	6.125%	3,521,000	3,581,811
Block, Inc.
06/01/2026	2.750%	1,714,000	1,713,662
06/01/2031	3.500%	1,723,000	1,569,156
05/15/2032	6.500%	3,394,000	3,458,908
Block, Inc.(a)
08/15/2030	5.625%	2,099,000	2,106,841
08/15/2033	6.000%	1,641,000	1,641,502
CACI International, Inc.(a)
06/15/2033	6.375%	4,386,000	4,485,930
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	694,000	377,054
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	1,315,000	674,949
Cipher Compute LLC(a)
11/15/2030	7.125%	2,505,000	2,610,393
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	8,280,000	7,573,792
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	9,236,000	9,126,204
06/30/2032	8.250%	2,311,000	2,269,125
08/15/2033	6.625%	858,000	781,208
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	14,288,000	12,219,892
Core Scientific Finance I LLC(a)
05/15/2031	7.750%	6,089,000	6,231,123
CoreWeave, Inc.(a)
06/01/2030	9.250%	2,126,000	2,169,294
02/01/2031	9.000%	6,452,000	6,541,342
10/01/2031	9.750%	3,276,000	3,377,970
Entegris Escrow Corp.(a)
04/15/2029	4.750%	2,603,000	2,585,672
06/15/2030	5.950%	5,154,000	5,204,781
Fair Isaac Corp.(a)
05/15/2033	6.000%	1,325,000	1,311,745
Flash Compute LLC(a)
12/31/2030	7.250%	2,056,000	2,122,374
Gartner, Inc.(a)
07/01/2028	4.500%	1,484,000	1,463,534
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HealthEquity, Inc.(a)
10/01/2029	4.500%	2,857,000	2,780,682
Intel Corp.
03/25/2050	4.750%	6,800,000	5,645,687
ION Platform Finance US, Inc.(a)
09/30/2032	7.875%	4,086,000	3,156,021
ION Platform Finance US, Inc./SARL(a)
05/01/2028	4.625%	2,367,000	2,204,807
05/01/2028	5.000%	962,000	899,440
05/15/2028	5.750%	4,665,000	4,425,357
05/01/2029	8.750%	1,061,000	978,498
05/30/2029	9.500%	386,000	360,723
Iron Mountain, Inc.(a)
09/15/2027	4.875%	4,523,000	4,514,350
09/15/2029	4.875%	664,000	652,402
07/15/2030	5.250%	2,592,000	2,562,063
01/15/2033	6.250%	1,187,000	1,205,063
Meridian Arc Holdco LLC(a)
04/30/2031	6.250%	4,454,000	4,477,413
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	5,604,000	5,402,326
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	4,022,000	4,300,276
NCR Corp.(a)
10/01/2028	5.000%	3,473,000	3,412,240
04/15/2029	5.125%	893,000	873,904
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	4,996,000	5,109,338
05/15/2031	10.375%	1,698,000	1,773,953
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	834,000	795,967
05/11/2031	2.500%	1,155,000	1,037,837
01/15/2033	5.000%	7,610,000	7,605,441
Oracle Corp.
09/26/2065	6.100%	21,248,000	18,284,529
Picard Midco, Inc.(a)
03/31/2029	6.500%	6,693,000	6,652,569
PR RNO Property Owner 1 LLC(a)
05/01/2031	6.500%	10,079,000	10,090,338
Sabre GLBL, Inc.(a)
11/15/2029	10.750%	198,000	178,325
03/15/2030	10.750%	452,000	401,167
07/15/2030	11.125%	714,000	636,422
Science Applications International Corp.(a)
11/01/2033	5.875%	3,610,000	3,566,706
Seagate Data Storage Technology Pte Ltd.(a)
12/15/2029	8.250%	1,930,000	2,017,051
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	5,326,000	5,326,979

Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	1,508,000	1,520,751
SV RNO Property Owner 1 LLC(a)
03/01/2031	5.875%	12,321,000	12,163,348
Synaptics, Inc.(a)
06/15/2029	4.000%	3,259,000	3,116,142
UKG, Inc.(a)
02/01/2031	6.875%	3,054,000	3,002,979
WEX, Inc.(a)
03/15/2033	6.500%	3,004,000	2,988,082
WULF Compute LLC(a)
10/15/2030	7.750%	1,771,000	1,863,134
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	5,266,000	4,127,789
Total			247,519,371
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	4,786,000	4,825,792
06/15/2032	8.375%	2,431,000	2,480,351
ERAC USA Finance LLC(a)
05/01/2028	4.600%	10,788,000	10,830,747
Total			18,136,890
Wireless 0.2%
Altice France(a)
04/15/2032	6.500%	4,496,193	4,372,251
07/15/2032	6.875%	1,003,049	978,028
Altice France Lux 3/Holdings 1(a)
01/15/2033	10.000%	726,600	709,172
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	2,637,000	2,204,994
07/15/2031	4.750%	2,092,000	1,767,315
04/15/2032	7.750%	1,139,000	1,062,118
Total			11,093,878
Wirelines 0.5%
AT&T, Inc.
12/01/2057	3.800%	3,693,000	2,508,309
Fibercop SpA(a)
07/18/2036	7.200%	2,101,000	2,107,377
Iliad Holding SAS(a)
10/15/2028	7.000%	5,063,000	5,101,631
Iliad Holding SASU(a)
04/15/2031	8.500%	1,651,000	1,749,182
04/15/2032	7.000%	1,563,000	1,591,147
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Financing, Inc.(a)
01/15/2036	8.500%	2,753,000	2,975,350
02/15/2037	7.500%	737,000	760,190
Optics Bidco SpA(a)
06/04/2038	7.721%	1,579,000	1,592,757
Uniti Group LP/Fiber Holdings, Inc./CSL Capital LLC(a)
01/15/2030	6.000%	756,000	734,695
Uniti Group LP/Finance 2019, Inc./CSL Capital LLC(a)
06/15/2032	8.625%	2,719,000	2,845,692
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	4,339,000	4,579,636
Windstream Services LLC(a)
10/15/2033	7.500%	1,879,000	1,978,338
Total			28,524,304
Total Corporate Bonds & Notes (Cost $2,080,407,567)			2,094,625,278

Exchange-Traded Fixed Income Funds 1.0%
	Shares	Value ($)
High Yield 1.0%
Columbia Short Duration High Yield ETF(l)	2,876,000	58,267,760
Total Exchange-Traded Fixed Income Funds (Cost $57,778,840)		58,267,760

Foreign Government Obligations(m),(n) 10.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Angola 0.1%
Angolan Government International Bond(a)
05/08/2048	9.375%		4,100,000	4,011,744
Bahrain 0.1%
Bahrain Government International Bond(a)
02/03/2038	7.100%		3,777,000	3,746,301
Brazil 1.1%
Brazil Letras do Tesouro Nacional(o)
10/01/2026	0.000%	BRL	3,127,500	5,928,920
Brazil Notas do Tesouro Nacional
01/01/2031	10.000%	BRL	79,783,000	14,471,899
01/01/2035	10.000%	BRL	85,000,000	14,318,490
Brazil Notas do Tesouro Nacional Series F
01/01/2027	10.000%	BRL	44,000,000	8,892,592
Brazilian Government International Bond
06/12/2030	3.875%		2,024,000	1,930,641
01/12/2056	7.250%		18,680,000	18,706,340
Total				64,248,882
Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chile 0.4%
Chile Government International Bond
05/07/2041	3.100%	18,654,000	14,243,689
Corp Nacional del Cobre de Chile(a)
01/30/2037	5.529%	9,026,000	8,899,842
Total			23,143,531
Dominican Republic 0.7%
Dominican Republic International Bond(a)
01/30/2030	4.500%	19,520,000	18,846,643
04/30/2044	7.450%	7,900,000	8,495,321
01/27/2045	6.850%	6,344,000	6,419,499
01/30/2060	5.875%	9,057,000	7,919,428
Total			41,680,891
Ecuador 0.2%
Ecuador Government International Bond(a)
01/29/2034	8.750%	10,504,000	10,646,180
Egypt 0.4%
Egypt Government International Bond(a)
01/31/2047	8.500%	5,700,000	5,414,588
02/16/2061	7.500%	21,288,000	17,822,082
Total			23,236,670
Ghana 0.4%
Ghana Government International Bond(a),(j)
07/03/2035	5.000%	26,996,696	25,247,306
Guatemala 0.3%
Guatemala Government Bond(a)
08/06/2031	6.050%	5,648,000	5,851,381
08/15/2036	6.250%	13,826,000	14,377,778
Total			20,229,159
Hungary 0.1%
Hungary Government International Bond(a)
09/22/2032	6.250%	8,311,000	8,814,847
India 0.2%
Export-Import Bank of India(a)
01/15/2030	3.250%	6,200,000	5,903,565
Indian Railway Finance Corp., Ltd.(a)
02/10/2031	2.800%	7,000,000	6,393,049
Total			12,296,614
Indonesia 0.6%
Indonesia Government International Bond
07/28/2031	2.150%	6,743,000	5,919,028
02/11/2049	5.350%	1,869,000	1,799,954
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Perusahaan Penerbit SBSN Indonesia III(a)
06/06/2032	4.700%		2,183,000	2,162,355
11/15/2033	5.600%		670,000	686,643
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(a)
05/21/2048	6.150%		8,409,000	8,126,857
PT Pertamina Persero(a)
02/09/2031	2.300%		6,300,000	5,598,391
05/30/2044	6.450%		10,612,000	10,924,388
Total				35,217,616
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
01/30/2037	8.250%		6,083,000	6,714,882
Kazakhstan 0.0%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		1,935,000	1,945,642
Kenya 0.1%
Republic of Kenya Government International Bond(a)
02/26/2039	8.700%		3,100,000	3,033,243
Mexico 1.6%
Comision Federal de Electricidad(a)
01/28/2034	6.045%		310,000	304,086
Mexican Bonos
02/28/2030	8.500%	MXN	151,720,000	8,791,257
Mexico Government International Bond
05/29/2031	7.750%	MXN	257,923,400	14,431,591
03/22/2033	5.375%		17,821,000	17,440,247
05/07/2036	6.000%		5,257,000	5,241,972
01/29/2038	6.625%		3,692,000	3,780,395
02/09/2038	6.125%		8,509,000	8,364,617
08/14/2041	4.280%		300,000	236,272
Petroleos Mexicanos
02/12/2048	6.350%		25,035,000	20,278,230
01/23/2050	7.690%		21,001,000	19,241,064
Total				98,109,731
Mongolia 0.2%
Mongolia Government International Bond(a)
01/19/2028	8.650%		10,897,000	11,458,943
Nigeria 0.3%
Nigeria Government International Bond(a)
11/28/2047	7.625%		16,451,000	16,340,308
Oman 0.2%
Oman Government International Bond(a)
01/17/2048	6.750%		11,152,000	12,191,565

Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Pakistan 0.1%
Pakistan Government International Bond(a)
04/08/2031	7.375%		6,132,000	6,012,381
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%		2,939,000	2,965,132
Peru 0.4%
Peruvian Government International Bond
03/30/2036	5.500%		19,017,000	19,223,813
11/18/2050	5.625%		4,691,000	4,534,736
Total				23,758,549
Romania 0.2%
Romanian Government International Bond(a)
02/10/2037	7.500%		4,732,000	5,105,361
02/14/2051	4.000%		13,572,000	9,212,847
Total				14,318,208
Saudi Arabia 0.0%
Saudi Government International Bond(a)
02/02/2061	3.450%		2,800,000	1,775,802
South Africa 1.2%
Republic of South Africa Government Bond
03/31/2036	6.250%	ZAR	231,400,000	12,107,283
Republic of South Africa Government International Bond
09/30/2049	5.750%		35,697,000	30,186,783
04/20/2052	7.300%		21,384,000	21,409,910
Republic of South Africa Government International Bond(a)
12/11/2055	7.250%		9,377,000	9,254,451
Total				72,958,427
Sri Lanka 0.2%
Sri Lanka Government International Bond(a),(j)
02/15/2038	3.600%		12,925,970	12,550,226
Turkey 1.0%
Turkey Government International Bond
05/11/2047	5.750%		10,705,000	8,426,528
Turkiye Government International Bond
02/12/2032	7.125%		41,553,000	42,402,514
01/14/2038	6.875%		7,490,000	7,245,667
Total				58,074,709
United Arab Emirates 0.3%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		5,600,000	5,374,617
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DP World Ltd.(a)
09/25/2048	5.625%	6,091,000	5,662,605
DP World PLC(a)
07/02/2037	6.850%	3,650,000	3,957,956
09/30/2049	4.700%	2,000,000	1,629,001
Total			16,624,179
Total Foreign Government Obligations (Cost $624,403,760)			631,351,668

Joint Ventures(p) 0.4%
Value ($)
Itasca Park LLC(b),(g),(l),(q)	15,355,850
Itasca Park LLC - Unfunded(b),(g),(l),(q)	9,500,000
Total Joint Ventures (Cost $25,000,000)	24,855,850

Residential Mortgage-Backed Securities - Agency 30.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(c),(r)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	2.488%	41,044,794	3,719,381
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	2.273%	58,790,215	5,746,250
CMO Series 2023-62 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	2.473%	61,342,069	6,599,499
CMO Series 2025-104A Class SC
-1.0 x 30-day Average SOFR + 5.550% Cap 5.550% 12/25/2055	1.938%	103,913,099	7,050,660
Fannie Mae REMICS(c)
CMO Series 2022-60A Class FA
30-day Average SOFR + 0.700% Floor 0.700%, Cap 6.000% 09/25/2052	4.312%	44,531,175	44,044,934
Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-13 Class FA
30-day Average SOFR + 1.300% Floor 1.300%, Cap 6.500% 03/25/2055	4.912%	40,797,225	41,158,574
Federal Home Loan Mortgage Corp.
05/01/2052	3.000%	48,871,005	43,198,123
09/01/2052- 10/01/2053	5.000%	67,003,778	67,040,735
12/01/2053	5.500%	30,886,213	31,451,255
12/01/2053	6.000%	30,569,672	31,817,014
Federal Home Loan Mortgage Corp.(r)
CMO Series 304 Class C69
12/15/2042	4.000%	1,576,059	270,127
Federal Home Loan Mortgage Corp.(c),(r)
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	2.193%	3,280,466	302,176
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	2.026%	4,881,273	515,476
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	2.323%	17,646,752	1,667,565
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	2.243%	570,194	50,898
Federal Home Loan Mortgage Corp.(r),(s)
CMO Series 4515 Class SA
08/15/2038	2.242%	2,059,182	122,972
Federal Home Loan Mortgage Corp. REMICS(r)
CMO Series 5051 Class KI
12/25/2050	2.500%	30,143,244	4,270,879
CMO Series 5192 Class PI
10/25/2051	2.500%	46,472,837	5,677,512
CMO Series 5198 Class KI
02/25/2052	3.000%	34,663,015	5,782,255
Federal National Mortgage Association
08/01/2032- 04/01/2052	3.000%	30,278,818	26,789,907
04/01/2052	2.500%	12,864,473	10,839,575
05/01/2052- 06/01/2052	3.500%	133,892,293	123,676,946
10/01/2053	5.500%	29,228,426	29,763,130
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(r),(s)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	1,541,267	15
Federal National Mortgage Association(r)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	34,059	44
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,203,373	162,963
Federal National Mortgage Association(c),(r)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	2.173%	4,713,341	424,983
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	2.423%	8,296,267	900,678
CMO Series 2016-26 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/25/2046	2.323%	7,216,787	686,453
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	2.273%	4,517,068	466,626
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	2.273%	16,022,605	1,741,862
CMO Series 2017-47 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2047	2.373%	4,957,960	524,472
CMO Series 2017-56 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	2.423%	17,493,403	1,938,906
CMO Series 2018-76 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	2.423%	5,820,086	697,449

Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	2.323%	15,865,049	1,880,982
CMO Series 2019-8 Class SG
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2049	2.273%	15,059,809	1,364,539
Federal National Mortgage Association REMICS(r)
CMO Series 2020-77 Class IL
11/25/2050	2.500%	28,631,442	3,515,457
Federal National Mortgage Association REMICS(c),(r)
CMO Series 2023-61 Class GS
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 12/25/2053	2.088%	101,991,630	5,513,749
Freddie Mac REMICS(r)
CMO Series 5287 Class NI
05/25/2051	3.500%	33,373,629	6,595,750
Freddie Mac REMICS(c),(r)
CMO Series 5356 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/15/2049	2.243%	73,293,844	7,002,076
CMO Series 5559 Class SC
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 07/25/2055	2.238%	34,616,487	2,742,965
Freddie Mac REMICS(c)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.562%	24,746,697	25,072,317
CMO Series 5515 Class FM
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 03/25/2055	4.962%	22,079,323	22,264,569
CMO Series 5517 Class HT
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 03/25/2055	7.562%	20,958,248	21,215,709
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	7.562%	11,795,550	11,953,981
CMO Series 5573 Class F
30-day Average SOFR + 1.000% Cap 8.550% 09/25/2055	7.912%	15,090,963	15,359,290
Freddie Mac REMICS(b),(c),(h)
CMO Series 5668 Class FL
30-day Average SOFR + 1.450% Floor 1.450%, Cap 6.000% 06/25/2056	5.071%	25,000,000	25,242,990
Government National Mortgage Association
08/15/2031	7.000%	7,040	7,195
04/15/2034	5.000%	49,376	49,515
Government National Mortgage Association(r)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	3,913,143	171,711
CMO Series 2020-138 Class GI
09/20/2050	3.000%	27,252,106	4,704,335
CMO Series 2020-191 Class UG
12/20/2050	3.500%	31,351,999	5,148,942
CMO Series 2021-140 Class IW
08/20/2051	3.500%	37,711,150	7,184,276
CMO Series 2021-57 Class KI
03/20/2051	3.500%	34,231,268	6,857,047
CMO Series 2021-89 Class IO
05/20/2051	3.000%	39,532,336	7,011,886
Government National Mortgage Association(c),(r)
CMO Series 2016-20 Class SQ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 02/20/2046	2.383%	7,177,519	863,475
CMO Series 2017-129 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	2.483%	6,021,301	693,279
CMO Series 2017-133 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2047	2.533%	6,427,971	748,450
Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-141 Class ES
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	2.483%	8,785,054	1,155,769
CMO Series 2018-124 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	2.483%	9,879,047	1,194,482
CMO Series 2018-147 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	2.433%	19,719,744	2,421,466
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	2.383%	8,215,592	940,999
CMO Series 2018-168 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 12/20/2048	2.383%	6,943,792	935,315
CMO Series 2018-67 Class SP
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	2.483%	6,343,844	740,596
CMO Series 2019-152 Class BS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	2.333%	16,950,105	1,860,479
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	2.333%	4,745,697	480,749
CMO Series 2019-23 Class QS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	2.333%	13,596,035	1,381,414
CMO Series 2019-29 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	2.333%	11,801,808	997,790
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-41 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	2.333%	11,177,328	1,138,267
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	2.433%	7,490,886	755,106
CMO Series 2019-59 Class JS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	2.433%	7,642,745	740,827
CMO Series 2020-101 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.483%	44,864,964	5,270,889
CMO Series 2020-55 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2050	2.333%	30,228,898	3,232,243
CMO Series 2020-61 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 07/20/2043	2.883%	29,200,236	3,918,239
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	2.333%	33,705,624	3,595,456
CMO Series 2021-155 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.583%	36,889,374	4,951,229
CMO Series 2021-58 Class SH
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.583%	40,837,461	4,856,011
CMO Series 2022-148 Class BS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/20/2052	2.325%	21,274,508	2,286,037

Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-197 Class DS
-1.0 x 30-day Average SOFR + 6.800% Cap 6.800% 11/20/2052	3.175%	50,826,616	6,059,590
CMO Series 2022-215 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	2.333%	57,470,526	6,526,985
CMO Series 2022-90 Class SD
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	2.333%	32,395,179	3,229,219
CMO Series 2022-90 Class SM
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2050	2.433%	53,605,857	5,621,501
CMO Series 2023-165 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 02/20/2050	2.433%	61,281,343	6,616,062
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	2.333%	51,779,410	4,966,334
CMO Series 2023-18 Class SB
-1.0 x 30-day Average SOFR + 5.690% Cap 5.690% 02/20/2053	2.065%	35,009,021	2,828,806
CMO Series 2023-32 Class SD
-1.0 x 30-day Average SOFR + 5.750% Cap 5.750% 02/20/2053	2.125%	61,908,667	5,240,569
CMO Series 2023-66 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.483%	58,632,819	6,441,472
CMO Series 2023-75 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2050	2.333%	64,034,013	6,696,370
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-110 Class SG
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 07/20/2054	2.325%	47,749,384	3,511,561
CMO Series 2024-110 Class SQ
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 07/20/2054	3.025%	64,733,740	7,160,924
CMO Series 2024-128 Class S
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	2.483%	52,115,456	4,982,243
CMO Series 2024-24 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	2.333%	46,708,784	4,932,929
CMO Series 2024-25 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	2.583%	69,961,007	7,764,461
CMO Series 2024-30 Class IM
-1.0 x 30-day Average SOFR + 5.250% Cap 5.250% 02/20/2054	1.625%	81,100,141	4,156,074
CMO Series 2024-30 Class SN
30-day Average SOFR + 6.950% Cap 6.950% 02/20/2054	3.325%	92,488,958	9,804,560
CMO Series 2024-64 Class SM
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 04/20/2054	2.360%	43,815,282	4,105,891
CMO Series 2024-64 Class SN
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 04/20/2054	1.675%	61,791,785	2,966,061
CMO Series 2024-79 Class HS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	3.625%	25,470,888	3,253,957
Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-79 Class JS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	3.625%	39,820,242	5,010,900
CMO Series 2024-97 Class YS
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 06/20/2054	3.025%	61,599,912	5,952,461
CMO Series 2025-150 Class MS
-1.0 x 30-day Average SOFR + 4.350% Cap 4.350% 09/20/2055	0.725%	350,674,585	8,824,936
CMO Series 2025-25 Class SH
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 02/20/2055	1.675%	38,174,811	2,188,547
Government National Mortgage Association(c)
CMO Series 2025-149M Class FP
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 09/20/2055	4.725%	17,632,852	17,713,371
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.625%	22,725,609	22,480,834
Government National Mortgage Association TBA(e)
06/22/2056	3.000%	32,000,000	28,443,379
Uniform Mortgage-Backed Security TBA(e)
06/16/2041- 06/13/2054	3.000%	91,000,000	80,932,126
06/13/2054	4.000%	174,500,000	163,360,541
06/13/2054	4.500%	101,000,000	96,950,059
06/13/2054	5.500%	176,100,000	176,877,214
06/11/2056	5.000%	203,000,000	199,699,370
06/11/2056	6.000%	152,000,000	155,202,666
Total Residential Mortgage-Backed Securities - Agency (Cost $1,815,246,519)			1,795,620,115

Residential Mortgage-Backed Securities - Non-Agency 9.0%

A&D Mortgage Trust(a),(j)
CMO Series 2024-NQM3 Class A1
07/25/2069	6.451%	11,012,741	11,114,495
Barclays Mortgage Loan Trust(a),(s)
CMO Series 2025-NQM3 Class A1
05/25/2065	5.640%	7,998,799	8,033,465
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BRAVO Residential Funding Trust(a),(s)
CMO Series 2026-NMR1 Class A1
08/25/2062	5.358%	29,251,317	29,198,945
Cross Mortgage Trust(a),(s)
CMO Series 2025-H5 Class A1
07/25/2070	5.509%	9,489,703	9,537,534
EFMT(a),(s)
CMO Series 2026-NQM5 Class A1
06/25/2071	5.426%	16,400,000	16,431,606
Freddie Mac STACR REMIC Trust(a),(c)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	8.862%	9,950,000	10,254,012
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	6.662%	15,700,000	16,706,894
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c)
CMO Series 2019-CS02 Class B2
30-day Average SOFR + 0.114% 02/25/2032	4.454%	3,309,898	3,272,218
CMO Series 2019-CS02 Class B3
30-day Average SOFR + 0.114% 02/25/2032	4.454%	7,646,288	7,426,947
Freddie Mac Structured Agency Credit Risk Debt Notes(r)
CMO Series 2019-CS02 Class IO
02/25/2029	0.270%	604,837,801	3,442,313
CMO Series 2020-CS02 Class IO1
05/25/2030	0.090%	1,104,645,288	2,767,578
CMO Series 2020-CS02 Class IO2
06/25/2030	0.115%	1,104,645,288	3,536,411
Freddie Mac Structured Agency Credit Risk Debt Notes(c)
Subordinated CMO Series 2020-CS02 Class B2
30-day Average SOFR + 0.114% 06/25/2033	4.454%	14,608,000	12,721,892
GCAT Trust(a),(j)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.550%	11,393,319	11,443,025
GITSIT Mortgage Loan Trust(a),(j)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.276%	3,169,760	3,171,057
GS Mortgage-Backed Securities Trust(a),(j)
CMO Series 2026-R1 Class A1
04/25/2063	5.534%	9,578,156	9,597,049

Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage-Backed Securities Trust(a),(s)
CMO Subordinated Series 2025-SL1 Class B1
11/25/2067	6.544%	17,377,000	16,875,757
HTAP Issuer Trust(a)
CMO Series 2025-1 Class A
11/25/2042	6.500%	3,803,619	3,777,315
JPMorgan Mortgage Trust(a),(j)
CMO Series 2026-NQM2 Class A2
09/25/2066	5.610%	23,220,616	23,208,228
JPMorgan Mortgage Trust(a),(s)
CMO Series 2026-NQM3 Class A1
10/25/2066	5.518%	17,250,000	17,257,483
CMO Series 2026-NQX1 Class A1
07/25/2066	5.500%	12,814,723	12,837,192
LHOME Mortgage Trust(a),(j)
CMO Series 2024-RTL2 Class A1
03/25/2029	7.128%	5,824,266	5,836,088
MFA Trust(j)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	23,561,381	23,568,164
MFA Trust(a),(s)
CMO Series 2026-NQMR1 Class A1
11/25/2067	5.502%	8,337,618	8,355,451
Morgan Stanley Residential Mortgage Loan Trust(a),(s)
CMO Series 2026-DSC2 Class A1
04/27/2071	5.440%	28,635,048	28,640,769
OBX Trust(a),(j)
CMO Series 2024-NQM3 Class A1
12/25/2063	6.129%	6,528,950	6,561,758
OSAT Trust(a),(j)
CMO Series 2021-RPL1 Class A2
05/25/2065	7.967%	7,763,454	7,476,869
Preston Ridge Partners Mortgage Trust(a),(j)
CMO Series 2023-RCF1 Class M1
06/25/2053	4.000%	11,431,000	11,284,935
PRKCM Trust(a),(s)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	11,651,267	11,014,596
PRPM LLC(a),(j)
CMO Series 2024-7 Class A1
11/25/2029	5.870%	12,190,263	12,197,921
CMO Series 2024-8 Class A1
12/25/2029	5.897%	7,107,981	7,111,494
CMO Series 2025-2 Class A1
05/25/2030	6.469%	11,592,933	11,562,893
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM Trust(a),(c)
CMO Series 2025-NQM6 Class A1
1-month Term SOFR + 0.140% 10/25/2070	4.986%	28,421,958	28,312,332
PRPM Trust(a),(s)
CMO Series 2026-NQM2 Class A1
04/25/2071	5.264%	22,000,000	21,990,390
Radnor Re Ltd.(a),(c)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	6.762%	4,583,037	4,598,965
CMO Series 2024-1 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 09/25/2034	6.512%	2,209,596	2,215,783
SAIF Securitization Trust(a),(j)
CMO Series 2025-CES1 Class A1
06/25/2065	5.406%	14,698,276	14,700,832
Saluda Grade Alternative Mortgage Trust(a),(c),(e)
CMO Series 2026-LOC6 Class A1A
1-month Term SOFR + 1.500% 06/25/2056	5.084%	20,450,000	20,450,000
Splitero Trust(a),(b),(j)
CMO Series 2026-1 Class A1
06/25/2056	5.750%	12,200,000	12,089,437
Toorak Mortgage Trust(a),(j)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	19,650,000	19,680,400
Triangle Re Ltd.(a),(c)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% 10/25/2033	9.199%	4,980,035	4,994,786
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	11,030,520	11,013,916
VCAT LLC(a),(j)
CMO Series 2026-NPL1 Class A1
01/25/2056	5.101%	11,360,751	11,364,317
Vericrest Opportunity Loan Transferee(a),(j)
CMO Series 2021-NPL4 Class A1
03/27/2051	6.240%	197,870	197,941
Verus Securitization Trust(a),(j)
CMO Series 2026-4 Class A2
04/25/2071	5.323%	11,150,463	11,103,577
Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Visio Trust(a),(s)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	3,862,561	3,840,398
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	3,600,000	3,580,860
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $532,097,396)			536,356,288

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Entertainment 0.0%
Cineworld Group PLC(g)	31,901	652,259
Wireless Telecommunication Services 0.0%
Altice Luxembourg France SA, CVR(a),(b),(g),(h),(q)	3,038	46,955
Total Communication Services		699,214
Total Rights (Cost $391,497)		699,214

Senior Loans 15.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
Bleriot US Bidco, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.250% 10/31/2030	5.950%	738,750	740,323
Goat Holdco LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 01/27/2032	6.120%	1,693,232	1,693,638
Karman Holdings, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.750% 04/01/2032	6.461%	1,257,265	1,264,080
Signature Aviation US Holdings, Inc.(c),(t)
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/01/2031	6.155%	3,588,880	3,599,287
TransDigm, Inc.(c),(t)
Tranche J Term Loan
1-month Term SOFR + 2.500% 02/28/2031	6.120%	3,954,561	3,964,606
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(c),(t),(u)
Tranche M Term Loan
1-month Term SOFR + 2.500% 08/19/2032	6.120%	10,159,578	10,184,063
Total			21,445,997
Airlines 0.2%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(c),(t),(u)
Term Loan
3-month Term SOFR + 2.250% 04/20/2028	5.925%	6,300,124	6,270,892
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.750% 05/28/2032	6.425%	513,226	513,164
American Airlines, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.250% 06/04/2029	5.907%	1,482,678	1,459,638
American Airlines, Inc.(c),(t),(u)
Tranche B Term Loan
3-month Term SOFR + 3.000% 05/20/2033		593,268	587,335
Total			8,831,029
Automotive 0.2%
American Axle & Manufacturing, Inc.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	6.644%	791,507	792,496
Clarios Global LP(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.500% 05/06/2030	6.120%	1,716,242	1,718,130
Clarios Global LP(c),(t),(u)
1st Lien Term Loan
1-month Term SOFR + 2.500% 01/28/2032	6.098%	7,340,445	7,344,115
First Brands Group LLC(f),(t)
1st Lien Term Loan
03/30/2027	0.000%	849,748	544
03/30/2027	0.000%	1,013,123	648
First Brands Group LLC(c),(t),(v)
Debtor in Possession Term Loan
1-month Term SOFR + 10.000% 06/29/2026	13.645%	739,694	165,196

Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
First Brands Group LLC(c),(t)
Term Loan
1-month Term SOFR + 7.000% 06/29/2026	10.645%	2,137,133	1,988
Total			10,023,117
Brokerage/Asset Managers/Exchanges 0.7%
Aretec Group, Inc.(c),(t)
Tranche B4 1st Lien Term Loan
1-month Term SOFR + 3.000% 08/09/2030	6.620%	2,194,022	2,163,854
Chicago US Midco III LP(c),(t),(u),(w)
Delayed Draw Term Loan
3-month Term SOFR + 2.500% 11/01/2032	2.500%	172,477	172,563
Chicago US Midco III LP(c),(t)
Term Loan
1-month Term SOFR + 2.500% 11/01/2032	6.120%	1,161,343	1,161,924
DRW Holdings LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.500% 06/26/2031	7.120%	2,792,000	2,757,100
Focus Financial Partners LLC(c),(t)
Tranche C Term Loan
1-month Term SOFR + 2.500% 09/15/2031	6.120%	10,374,251	10,191,768
GIH Borrower LLC(c),(t)
Term Loan
3-month Term SOFR + 2.500% 11/26/2031	6.200%	1,728,125	1,728,402
GTCR Everest Borrower LLC(c),(t)
Term Loan
3-month Term SOFR + 2.500% 09/05/2031	6.200%	2,468,875	2,472,479
HighTower Holding LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 02/03/2032	6.408%	1,377,914	1,376,618
Hudson River Trading LLC(c),(t)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 03/18/2030	6.103%	1,921,995	1,918,555
Jefferies Finance LLC(c),(t)
Term Loan
1-month Term SOFR + 2.750% 10/21/2031	6.375%	3,183,925	3,170,075
June Purchaser LLC(c),(t),(u),(w)
Delayed Draw Term Loan
3-month Term SOFR + 2.750% 11/28/2031	2.750%	179,947	180,430
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
June Purchaser LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 11/28/2031	6.450%	1,068,887	1,071,752
Osaic Holdings, Inc.(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 07/30/2032	6.200%	3,003,087	2,990,624
PEX Holdings LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 11/26/2031	6.450%	3,419,446	3,423,720
VFH Parent LLC(c),(t),(u)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.120%	5,639,704	5,645,569
Total			40,425,433
Building Materials 0.5%
Cornerstone Building Brands, Inc.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 04/12/2028	7.024%	1,349,682	798,337
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.174%	275,970	137,524
Covia Holdings LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 02/26/2032	6.427%	1,801,387	1,793,515
DG Investment Intermediate Holdings 2, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/09/2032	6.870%	1,390,415	1,392,153
Green Infrastructure Partners, Inc.(b),(c),(t)
Term Loan
3-month Term SOFR + 2.750% 09/24/2032	6.450%	1,868,927	1,873,599
Johnstone Supply LLC(c),(t)
Term Loan
1-month Term SOFR + 2.250% 06/09/2031	5.899%	3,342,901	3,343,770
LBM Acquisition LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	7.434%	1,819,960	1,462,120
1-month Term SOFR + 5.000% 06/06/2031	8.584%	572,129	506,626
Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Madison Safety & Flow LLC(c),(t),(u)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 2.500% 09/26/2031	6.108%	1,487,113	1,490,027
MI Windows and Doors LLC(c),(t)
Tranche B3 Term Loan
1-month Term SOFR + 2.750% 03/28/2031	6.370%	735,393	719,310
Park River Holdings, Inc.(c),(t)
Term Loan
3-month Term SOFR + 4.500% 03/15/2031	8.192%	693,480	690,477
Quikrete Holdings, Inc.(c),(t)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	5.870%	2,364,286	2,365,374
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 03/19/2029	5.870%	248,101	248,305
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	5.870%	6,758,839	6,759,177
Smyrna Ready Mix Concrete LLC(c),(t),(u)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	6.620%	3,369,759	3,371,040
Specialty Building Products Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.470%	766,741	684,639
Standard Building Solutions, Inc.(c),(t)
Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 09/22/2028	5.329%	635,097	636,570
White Cap Supply Holdings LLC(c),(t)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	6.870%	3,793,261	3,764,204
Total			32,036,767
Cable and Satellite 0.2%
Iridium Communications, Inc.(c),(t)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	5.870%	1,889,413	1,869,574
Sunrise Financing Partnership(c),(t)
Tranche AAA Term Loan
6-month Term SOFR + 2.470% 02/15/2032	6.099%	5,029,049	5,015,974
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Telesat Canada(c),(t)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	6.677%	3,429,765	2,933,684
Virgin Media Bristol LLC(c),(t)
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	6.992%	1,000,000	956,110
Total			10,775,342
Chemicals 1.0%
A-AP Buyer, Inc.(c),(t),(u)
Term Loan
3-month Term SOFR + 2.750% 09/09/2031	6.413%	3,438,586	3,447,905
Bond US Bidco 1, Inc.(c),(t),(u)
Tranche B Term Loan
3-month Term SOFR + 3.500% 05/06/2033		1,246,450	1,248,594
Chemours Co. (The)(c),(t),(u)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 10/15/2032	7.120%	4,380,422	4,368,375
Ineos Quattro Holdings UK Ltd.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	7.970%	13,968,150	12,868,158
Ineos US Finance LLC(c),(t)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	6.870%	14,200,047	13,442,759
1-month Term SOFR + 3.000% 02/07/2031	6.620%	1,926,281	1,813,228
Innophos Holdings, Inc.(c),(t)
Term Loan
1-month Term SOFR + 4.250% 03/16/2029	7.985%	2,608,069	2,483,090
Lummus Technology Holdings V LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/31/2029	6.120%	3,461,735	3,419,432
Nouryon Finance BV(c),(t)
Tranche B1 Term Loan
6-month Term SOFR + 3.250% 04/03/2028	6.937%	1,127,798	1,127,798
Tranche B2 Term Loan
6-month Term SOFR + 3.250% 04/03/2028	6.937%	1,105,945	1,105,602
Olympus Water US Holding Corp.(c),(t)
Term Loan
3-month Term SOFR + 3.250% 11/03/2032	6.950%	253,100	252,713

Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	6.700%	3,037,678	3,027,562
Qnity Electronics, Inc.(c),(t),(u)
Term Loan
3-month Term SOFR + 2.000% 11/01/2032	5.666%	1,780,732	1,786,519
Tronox Finance LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.500% 09/30/2031	6.165%	991,231	831,851
USALCO LLC(c),(t)
Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.120%	2,891,429	2,900,248
Windsor Holdings III LLC(c),(t),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/01/2030	6.370%	6,995,598	6,967,616
Total			61,091,450
Construction Machinery 0.0%
Engineered Machinery Holdings, Inc.(c),(t)
Term Loan
3-month Term SOFR + 3.250% 11/26/2032	6.950%	544,085	546,947
Consumer Cyclical Services 0.8%
Allied Universal Holdco LLC(c),(t)
Term Loan
1-month Term SOFR + 3.250% 08/20/2032	6.870%	2,233,969	2,240,872
AmSpec Parent LLC(c),(t)
Term Loan
3-month Term SOFR + 3.500% 12/22/2031	7.200%	992,700	994,685
Arches Buyer, Inc.(c),(t),(u)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	6.970%	3,890,650	3,876,877
BCPE Empire Holdings, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.500% 12/29/2032	7.120%	1,772,698	1,762,735
CHG Healthcare Services, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 09/29/2031	6.657%	1,738,542	1,740,141
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Corporation Service Co.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	5.620%	4,495,895	4,494,772
Cushman & Wakefield US Borrower LLC(c),(t),(u)
Term Loan
1-month Term SOFR + 2.750% 01/31/2030	6.370%	4,657,617	4,680,905
Fleet Midco I Ltd.(b),(c),(t)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% 02/21/2031	6.334%	2,171,204	2,182,060
GBT US III LLC(c),(t)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 07/25/2031	5.667%	6,222,494	6,222,120
OMNIA Partners LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.750% 12/31/2032	6.433%	2,570,582	2,579,580
Prime Security Services Borrower LLC(c),(t)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.000% 10/13/2030	5.648%	7,251,282	7,236,780
Raven Acquisition Holdings LLC(c),(t),(u),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/19/2031	3.000%	241,482	239,823
Raven Acquisition Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 3.000% 11/19/2031	6.620%	3,346,934	3,323,941
Rosen International SARL(c),(t)
Term Loan
3-month Term SOFR + 2.250% 03/26/2031	5.950%	3,439,144	3,450,184
WW International, Inc.(c),(t)
Term Loan
3-month Term SOFR + 6.800% 06/24/2030	10.506%	836,423	572,113
Total			45,597,588
Consumer Products 0.2%
Bombardier Recreational Products, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 12/13/2029	5.870%	1,893,890	1,896,504
Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bombardier Recreational Products, Inc.(c),(t),(u)
Term Loan
1-month Term SOFR + 2.250% 01/22/2031	5.870%	3,210,119	3,207,198
Lavender Dutch BorrowCo BV(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.950%	5,571,920	5,537,095
Recess Holdings, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.750% 02/20/2030	7.417%	574,008	572,636
SRAM LLC(c),(t)
Term Loan
1-month Term SOFR + 2.250% 02/27/2032	5.870%	1,699,412	1,702,250
Total			12,915,683
Diversified Manufacturing 0.8%
Columbus McKinnon Corp.(c),(t)
Term Loan
3-month Term SOFR + 3.500% 02/03/2033	7.200%	5,991,984	5,999,474
CompoSecure Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 2.250% 01/14/2033	5.875%	3,550,270	3,535,466
DXP Enterprises, Inc.(c),(t)
Term Loan
1-month Term SOFR + 3.250% 10/11/2030	6.870%	1,335,454	1,345,469
Dynamo Midco BV(c),(t)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% 09/30/2031	6.895%	558,708	494,457
EMRLD Borrower LP(c),(t),(u)
Term Loan
3-month Term SOFR + 2.250% 05/31/2030	5.916%	5,656,878	5,657,160
EMRLD Borrower LP(c),(t)
Term Loan
3-month Term SOFR + 2.250% 08/04/2031	5.950%	135,886	135,844
Filtration Group Corp.(c),(t),(u)
Tranche B Term Loan
1-month Term SOFR + 2.500% 10/21/2028	6.120%	2,482,995	2,485,578
Gates Corp.(c),(t),(u)
Tranche B5 Term Loan
1-month Term SOFR + 1.750% 06/04/2031		5,454,674	5,460,129
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Madison IAQ LLC(c),(t),(u)
Term Loan
6-month Term SOFR + 1.750% 05/06/2032	5.470%	2,374,036	2,376,600
Pye-Barker Fire & Safety LLC(c),(t),(u),(w)
Delayed Draw Term Loan
3-month Term SOFR + 2.500% 12/16/2032	3.075%	130,000	130,264
Pye-Barker Fire & Safety LLC(c),(t)
Term Loan
3-month Term SOFR + 2.500% 12/16/2032	6.163%	870,000	871,766
Resilience Parent LLC(c),(t),(u)
1st Lien Term Loan
6-month Term SOFR + 2.500% 02/28/2033	6.126%	1,473,608	1,477,012
Tiger Acquisition LLC(c),(t)
Term Loan
1-month Term SOFR + 2.500% 08/23/2032	6.108%	2,195,422	2,199,703
TK Elevator Midco GmbH(c),(t)
Tranche B Term Loan
6-month Term SOFR + 2.750% 04/30/2030	6.377%	9,559,929	9,634,592
WEC US Holdings, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.000% 01/27/2031	5.649%	6,896,578	6,898,923
Total			48,702,437
Electric 0.4%
Astoria Project Partners LLC/Energy LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.250% 06/23/2032	5.898%	2,037,630	2,041,583
Bayonne Energy Center LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/01/2032	6.700%	1,471,913	1,471,001
Carroll County Energy LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 06/30/2031	6.450%	1,682,011	1,685,913
Clean Energy Future-Trumbull LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.000% 04/29/2033	6.669%	410,311	411,083
Compass Power Generation LLC(c),(t)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 04/14/2029	6.870%	639,920	643,919

Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Constellation Renewables LLC(c),(t)
Term Loan
3-month Term SOFR + 2.000% Floor 1.000% 12/15/2027	5.666%	2,244,258	2,238,647
Cornerstone Generation LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.250% 08/11/2032	5.913%	3,311,465	3,314,213
CPV Fairview LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/14/2031	6.200%	406,105	406,231
CPV Three Rivers LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.750% 04/15/2033	6.423%	536,029	536,699
EFS Cogen Holdings I LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.500% 10/03/2031	6.150%	3,642,906	3,651,248
Hamilton Projects Acquiror LLC(c),(t)
Term Loan
1-month Term SOFR + 2.500% 05/30/2031	6.120%	1,670,228	1,677,193
Invenergy Thermal Operating I LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.380%	831,737	834,507
Tranche C Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.380%	54,096	54,276
Lackawanna Energy Center LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/05/2032	6.388%	1,366,048	1,369,463
New Frontera Holdings LLC(b),(c),(t)
2nd Lien Term Loan
3-month Term SOFR + 1.500% Floor 1.000% 07/28/2028	5.461%	1,125,277	1,105,585
South Field Energy LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.700%	1,353,038	1,355,852
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.700%	84,613	84,789
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Talen Energy Supply LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2031	6.125%	987,500	981,822
West Deptford Energy Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 4.000% 07/24/2032	7.620%	756,564	751,835
Total			24,615,859
Environmental 0.2%
EnergySolutions LLC/Envirocare of Utah LLC(c),(t)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	6.870%	2,384,427	2,397,089
GFL Environmental Services, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.166%	2,238,750	2,239,310
Northstar Group Services, Inc.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	8.413%	841,713	844,381
Reworld Holding Corp.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.250% 01/15/2031	5.853%	670,371	668,138
Tranche C Term Loan
1-month Term SOFR + 2.250% 01/15/2031	5.853%	108,935	108,572
Reworld Holding Corp.(c),(t),(u)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	5.834%	5,515,350	5,504,320
Tidal Waste & Recycling Holdings LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 10/24/2031	6.450%	1,552,268	1,553,649
Total			13,315,459
Finance Companies 0.1%
Neptune BidCo US, Inc.(c),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 5.000% 02/03/2033	8.769%	1,899,187	1,876,036
Orion Midco Ltd.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.500% 10/08/2032	7.169%	3,266,030	3,267,794
Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Snacking Investments Bidco Pty Ltd.(c),(t)
Term Loan
3-month Term SOFR + 3.000% 10/29/2032	6.663%	1,158,844	1,159,087
Total			6,302,917
Food and Beverage 0.7%
Aramark Intermediate HoldCo Corp.(c),(t)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 04/06/2028	5.370%	1,500,000	1,503,750
Aspire Bakeries Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 3.000% 12/23/2030	6.620%	1,448,773	1,448,773
CHG PPC Parent LLC(c),(t),(u)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	6.735%	2,110,439	2,113,077
Froneri International Ltd.(c),(t)
Tranche B6 1st Lien Term Loan
6-month Term SOFR + 2.500% 09/30/2032	6.127%	8,435,075	8,374,849
Golden State Foods LLC(c),(t)
Term Loan
3-month Term SOFR + 3.500% 12/04/2031	7.200%	2,522,565	2,531,016
Primo Brands Corp.(c),(t),(u)
1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 03/31/2031	6.450%	10,269,263	10,328,208
Red SPV LLC(c),(t)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	5.834%	4,759,491	4,757,492
Sazerac Co., Inc.(c),(t)
Tranche B2 Term Loan
1-month Term SOFR + 1.500% 07/09/2032	5.138%	5,667,782	5,659,507
Treehouse Foods, Inc.(c),(t)
Term Loan
1-month Term SOFR + 4.250% 02/11/2033	7.870%	843,867	847,731
Utz Quality Foods LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.500% 01/29/2032	6.200%	2,460,931	2,463,392
Total			40,027,795
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.8%
Caesars Entertainment, Inc.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2030	5.870%	4,004,331	3,884,201
Tranche B1 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2031	5.870%	830,421	801,356
ECL Entertainment LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/30/2030	6.620%	1,261,091	1,261,091
Entain PLC(c),(t)
Tranche B5 Term Loan
3-month Term SOFR + 2.250% 07/31/2032	5.951%	4,000,000	3,999,440
Tranche B6 Term Loan
3-month Term SOFR + 2.250% 10/31/2029	5.951%	4,382,637	4,387,502
Fertitta Entertainment LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/27/2029	6.870%	2,804,632	2,793,357
Flutter Entertainment PLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	5.450%	3,726,766	3,692,592
Flutter Entertainment PLC(c),(t),(u)
Tranche B Term Loan
3-month Term SOFR + 2.000% 06/04/2032	5.700%	3,732,118	3,708,792
HRNI Holdings LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.100%	3,298,461	3,191,261
Jack Ohio Finance LLC(c),(t)
Term Loan
1-month Term SOFR + 4.000% 02/02/2032	7.620%	1,337,223	1,320,508
Light and Wonder International, Inc.(c),(t)
Tranche B3 Term Loan
1-month Term SOFR + 2.000% 04/16/2029	5.579%	3,298,732	3,301,470

Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ontario Gaming GTA LP(c),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	7.950%	3,482,854	3,282,590
PCI Gaming Authority(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/18/2031	5.620%	3,379,305	3,384,374
Peninsula Pacific Entertainment Development LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 4.750% 10/01/2032	8.450%	1,311,583	1,311,583
Pioneer Opco LLC(c),(t),(u)
Tranche B Term Loan
1-month Term SOFR + 3.250% 05/15/2033		2,771,824	2,805,367
Voyager Parent LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 4.250% 07/01/2032	7.950%	4,258,567	4,257,034
Total			47,382,518
Health Care 0.8%
Cotiviti, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 03/26/2032	6.399%	231,013	215,997
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(c),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 07/06/2029	7.200%	2,153,393	2,165,064
Hologic, Inc.(c),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 2.250% 04/07/2033	5.924%	7,445,307	7,367,057
Mamba Purchaser, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.500% 10/14/2031	6.084%	1,274,747	1,277,934
Medline Borrower LP(c),(t),(u)
Term Loan
1-month Term SOFR + 1.500% 05/30/2033	5.114%	6,562,245	6,562,245
Paradigm Parent LLC(c),(t)
Term Loan
3-month Term SOFR + 4.500% 04/16/2032	8.200%	1,992,494	1,673,137
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Parexel International, Inc.(c),(t),(u)
Term Loan
1-month Term SOFR + 2.500% 12/12/2031	6.120%	9,106,960	9,117,433
Resonetics LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.750% 06/18/2031	6.419%	2,774,103	2,777,071
Southern Veterinary Partners LLC(c),(t),(u)
1st Lien Term Loan
3-month Term SOFR + 2.500% 12/04/2031	6.156%	3,547,250	3,548,598
Star Parent, Inc.(c),(t),(u)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	7.700%	10,301,901	10,316,529
Upstream Newco, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2029	8.187%	1,089,175	1,028,454
US Fertility Enterprises LLC(c),(t),(u),(w)
Delayed Draw Term Loan
3-month Term SOFR + 1.750% 12/30/2032	1.750%	192,730	193,644
US Fertility Enterprises LLC(c),(t)
Term Loan
1-month Term SOFR + 3.500% 12/30/2032	7.120%	1,272,020	1,278,050
WS Audiology A/S(c),(t)
Tranche B9 Term Loan
6-month Term SOFR + 3.250% 02/28/2029	6.919%	2,362,616	2,361,505
Total			49,882,718
Healthcare Insurance 0.0%
Alera Group, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.750% 05/30/2032	6.370%	1,723,448	1,659,680
Home Construction 0.1%
Construction Partners, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.500% 11/03/2031	6.120%	2,084,171	2,093,008
Salas O’Brien, Inc.(c),(t),(u),(w)
Delayed Draw Term Loan
3-month Term SOFR + 1.375% 01/31/2033	1.375%	59,297	59,223
Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Salas O’Brien, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 01/31/2033	6.370%	459,551	458,976
Tecta America Corp.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 02/18/2032	6.370%	1,287,121	1,291,549
Total			3,902,756
Independent Energy 0.0%
Hilcorp Energy I LP(c),(t)
Term Loan
1-month Term SOFR + 1.750% 02/11/2030	5.353%	703,434	703,434
Leisure 0.2%
Alterra Mountain Co.(c),(t)
Tranche B8 Term Loan
1-month Term SOFR + 2.500% 05/31/2030	6.120%	925,618	926,775
Tranche B9 Term Loan
1-month Term SOFR + 2.500% 08/17/2028	6.120%	2,077,689	2,079,642
Arcis Golf LLC(c),(t)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 11/24/2028	6.370%	995,304	996,051
Bulldog Purchaser, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.250% 02/04/2033	6.913%	2,719,279	2,726,077
Cinemark USA, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.000% 05/24/2030	5.627%	3,769,617	3,773,726
EOC Borrower LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/24/2032	6.370%	443,181	444,288
Motion Acquisition Ltd.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	7.200%	1,382,587	1,175,199
Total			12,121,758
Life Insurance 0.0%
OneDigital Borrower LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.000% 07/02/2031	6.620%	1,933,385	1,910,668
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.1%
Hilton Grand Vacations Borrower LLC(c),(t),(u)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 08/02/2028	5.620%	3,978,870	3,979,427
SGH2 LLC(b),(c),(t)
Term Loan
3-month Term SOFR + 4.500% 08/18/2032	8.200%	800,706	792,699
Travel + Leisure Co.(c),(t)
Term Loan
1-month Term SOFR + 2.000% 12/14/2029	5.620%	1,790,167	1,785,763
Total			6,557,889
Media and Entertainment 0.7%
Cengage Learning, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.000% 03/24/2031	6.627%	1,677,756	1,651,281
CMG Media Corp.(c),(t)
Tranche B2 1st Lien Term Loan
3-month Term SOFR + 3.500% 06/18/2029	7.300%	919,801	829,136
Creative Artists Agency LLC(c),(t),(u)
Term Loan
1-month Term SOFR + 2.500% 10/01/2031	6.120%	6,210,705	6,225,548
Cumulus Media New Holdings, Inc.(f),(t)
Term Loan
05/02/2029	0.000%	1,347,546	199,491
Discovery Global Holdings, Inc.(c),(t),(u)
Tranche B Term Loan
3-month Term SOFR + 2.500% 05/27/2033		798,462	799,835
Emerald X, Inc.(c),(t)
Term Loan
1-month Term SOFR + 3.250% 01/30/2032	6.870%	1,529,949	1,529,949
NEP Group, Inc.(c),(t)
Term Loan
1-month Term SOFR + 4.500% 10/17/2031	8.120%	1,181,643	1,083,106
Oak-Eagle Acquireco, Inc.(c),(t),(u)
Tranche B Term Loan
3-month Term SOFR + 3.500% 03/24/2033		12,983,152	13,022,620

Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Plano Holdco, Inc.(c),(t)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.200%	2,944,949	2,355,959
Sinclair Television Group, Inc.(c),(t)
Tranche B6 Term Loan
1-month Term SOFR + 3.330% 12/31/2029	7.035%	1,197,019	1,081,064
TKO Worldwide Holdings LLC(c),(t)
Tranche B7 1st Lien Term Loan
3-month Term SOFR + 1.750% 11/21/2031	0.000%	7,158,969	7,158,254
United Talent Agency LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/10/2032	6.625%	1,247,481	1,250,600
Univision Communications, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	6.985%	2,886,198	2,869,978
3-month Term SOFR + 4.250% Floor 0.500% 06/24/2029	7.950%	684,827	685,040
Total			40,741,861
Midstream 0.4%
AL GCX Holdings LLC(c),(t),(u)
Term Loan
1-month Term SOFR + 2.250% 12/17/2032	5.893%	4,816,123	4,820,409
CQP Holdco LP(c),(t)
Term Loan
3-month Term SOFR + 1.750% 12/31/2032	5.450%	9,266,327	9,243,532
GIP Pilot Acquisition Partners LP(c),(t)
Term Loan
3-month Term SOFR + 2.000% 05/19/2033	5.641%	2,456,305	2,453,235
ITT Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 1.975% 10/11/2030	5.595%	3,384,453	3,378,530
Oryx Midstream Services Permian Basin LLC(c),(t)
Term Loan
1-month Term SOFR + 2.250% 10/05/2028	5.858%	1,965,539	1,967,229
Pelican Pipeline LLC(c),(t)
Term Loan
3-month Term SOFR + 2.750% 03/25/2033	6.466%	814,247	817,301
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Rockpoint Gas Storage Partners LP(c),(t)
Term Loan
3-month Term SOFR + 2.250% 09/18/2031	5.907%	2,078,286	2,082,193
WhiteWater DBR Holdco LLC(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	6.000%	1,430,896	1,435,961
Total			26,198,390
Natural Gas 0.0%
AL GCX Fund VIII Holdings LLC(c),(t)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	5.643%	144,568	144,531
Oil Field Services 0.0%
Lealand Finance Co. BV(c),(t)
Term Loan
1-month Term SOFR + 3.000% 06/30/2027	6.735%	8,649	7,524
1-month Term SOFR + 1.000% 12/30/2027	4.735%	133,898	118,768
Total			126,292
Other Financial Institutions 0.8%
19th Holdings Golf LLC(c),(t)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	6.995%	2,315,373	2,322,620
A-AG US GSI Bidco, Inc.(c),(t)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	8.700%	960	960
Acuren Delaware Holdco, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	6.370%	2,414,145	2,420,181
Apex Group Treasury LLC(c),(t)
Term Loan
3-month Term SOFR + 3.500% 02/27/2032	7.153%	2,112,030	1,966,300
BCP VI Summit Holdings LP(c),(t)
Term Loan
1-month Term SOFR + 3.000% 01/30/2032	6.649%	2,324,784	2,329,387
Chrysaor Bidco SARL(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 10/30/2031	6.919%	834,854	837,492
Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Citco Funding LLC(c),(t)
Term Loan
3-month Term SOFR + 2.000% 01/30/2033	5.663%	4,890,371	4,898,000
Emerald 2 Ltd.(c),(t)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.250% 01/12/2032	6.950%	895,893	895,893
EP Wealth Advisors LLC(c),(t)
Term Loan
3-month Term SOFR + 2.500% 10/18/2032	6.166%	1,000,000	1,002,920
FinCo I LLC(c),(t)
Term Loan
1-month Term SOFR + 1.750% 06/27/2029	5.370%	922,388	920,580
Hunter Douglas Holding BV(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 01/17/2032	6.700%	8,377,091	8,359,667
Kestra Advisor Services Holdings A, Inc.(c),(t),(u)
Term Loan
1-month Term SOFR + 2.750% 03/22/2031	6.370%	2,009,636	2,000,208
Mariner Wealth Advisers LLC(c),(t)
Term Loan
3-month Term SOFR + 2.250% 12/31/2030	5.950%	2,867,590	2,874,845
Mermaid Bidco, Inc.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/03/2031	6.908%	1,942,652	1,917,358
Opal Holdco 4 SAS(c),(t),(u)
Tranche B6 Term Loan
1-month Term SOFR + 2.500% 04/28/2032	6.112%	8,683,135	8,684,698
Trans Union LLC(c),(t),(u)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 06/24/2031		4,907,413	4,905,254
Total			46,336,363
Other Industry 0.6%
Aramark Intermediate HoldCo Corp.(c),(t)
Tranche B10 Term Loan
1-month Term SOFR + 1.750% 06/22/2030	5.370%	920,577	922,648
Artera Services LLC(c),(t)
Tranche C 1st Lien Term Loan
1-month Term SOFR + 4.500% 02/15/2031	8.120%	1,230,013	1,079,336
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bach Finance Ltd.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.250% 01/09/2032	5.916%	753,153	750,066
Brand Industrial Services, Inc.(c),(t)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.163%	140,671	114,612
Catawba Nation Gaming Authority(c),(t)
Tranche B Term Loan
3-month Term SOFR + 4.750% 03/29/2032	8.413%	3,061,756	3,071,340
Chariot Buyer LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.000% 09/08/2032	6.370%	2,556,661	2,557,888
Dayforce Bidco LLC(c),(t)
Term Loan
3-month Term SOFR + 3.000% 02/04/2033	6.663%	6,043,778	5,747,754
Hillman Group, Inc. (The)(c),(t)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 07/14/2028	5.584%	1,334,821	1,339,639
LSF12 Helix Parent LLC(c),(t)
Term Loan
1-month Term SOFR + 3.500% 02/10/2033	7.120%	3,437,747	3,414,542
MRP Buyer LLC(c),(t),(u)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 06/04/2032	6.946%	519,725	521,024
Term Loan
3-month Term SOFR + 3.250% 06/04/2032	6.950%	4,075,401	4,085,590
Pinnacle Buyer LLC(c),(t),(u),(w)
Tranche B Delayed Draw Term Loan
3-month Term SOFR + 2.500% 10/01/2032	2.500%	197,581	198,349
Pinnacle Buyer LLC(c),(t)
Tranche B Term Loan
3-month Term SOFR + 2.500% 10/01/2032	6.182%	1,024,851	1,028,837
TRQ Sales LLC(c),(t)
Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.951%	5,394,809	5,256,594

Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WireCo WorldGroup, Inc.(c),(t)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	7.414%	2,356,786	2,347,948
Total			32,436,167
Other REIT 0.0%
OEG Borrower LLC(c),(t)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.186%	411,598	413,142
Packaging 0.3%
Charter Next Generation, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.500% 11/29/2030	6.145%	3,552,996	3,559,213
Clydesdale Acquisition Holdings, Inc.(c),(t)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	6.795%	3,205,621	3,121,473
1-month Term SOFR + 3.250% 04/01/2032	6.870%	686,317	647,973
Flint Group Packaging Inks North America Holdings LLC(c),(t)
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/31/2027	3.766%	1,108,208	40,173
Tranche B Term Loan
3-month Term SOFR + 4.250% 09/30/2028	7.916%	1,293,342	1,212,508
LC Ahab US Bidco LLC(c),(t)
Term Loan
1-month Term SOFR + 2.500% 05/01/2031	6.120%	2,470,297	2,455,895
Owens-Brockway Glass Container, Inc.(c),(t)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 09/30/2032	6.620%	1,136,297	1,125,287
ProAmpac PG Borrower LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 4.000% 03/07/2033	7.664%	2,195,939	2,147,914
Sword Purchaser LLC(c),(t)
Term Loan
1-month Term SOFR + 4.000% 04/09/2033	7.620%	1,392,219	1,356,021
Tosca Services LLC(c),(t)
Tranche A Term Loan
3-month Term SOFR + 5.500% 11/30/2028	9.200%	789,408	791,879
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tosca Services LLC(c),(t),(u)
Tranche B Term Loan
3-month Term SOFR + 4.250% 11/30/2028	8.050%	3,609,017	3,393,991
Total			19,852,327
Paper 0.0%
Verde Purchaser LLC(c),(t)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	7.700%	2,088,363	2,001,111
Pharmaceuticals 0.2%
Alkermes, Inc.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/12/2031	6.418%	453,493	456,989
Amneal Pharmaceuticals LLC(c),(t)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/01/2032	6.620%	1,471,452	1,478,809
Dechra Pharmaceuticals Holdings Ltd.(c),(t)
Tranche B3 Term Loan
6-month Term SOFR + 2.750% 01/27/2032	6.387%	3,713,432	3,722,048
Elanco Animal Health, Inc.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 1.750% 10/31/2032	5.399%	322,532	322,229
Grifols International Services Designated Activity Co.(c),(t),(u)
Tranche B Term Loan
6-month Term SOFR + 2.500% 04/14/2033	6.187%	8,033,082	8,070,034
Total			14,050,109
Property & Casualty 0.7%
Acrisure LLC(c),(t)
Tranche B6 1st Lien Term Loan
1-month Term SOFR + 3.000% 11/06/2030	6.620%	589,500	558,551
Alliant Holdings Intermediate LLC(c),(t),(u)
Term Loan
1-month Term SOFR + 2.500% 09/19/2031	6.120%	4,299,981	4,282,308
AmWINS Group, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	5.620%	10,987,500	10,960,801
Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Broadstreet Partners Group LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/13/2031	6.120%	3,662,095	3,611,741
CRC Insurance Group LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	6.450%	2,646,041	2,617,517
HUB International Ltd.(c),(t)
Term Loan
3-month Term SOFR + 2.250% 06/20/2030	5.922%	8,534,778	8,552,018
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(c),(t)
Term Loan
1-month Term SOFR + 2.500% 07/31/2031	6.120%	9,378,551	9,366,828
USI, Inc.(c),(t)
Tranche C Term Loan
3-month Term SOFR + 2.250% 09/29/2030	5.950%	1,312,222	1,311,671
Tranche D Term Loan
3-month Term SOFR + 2.250% 11/21/2029	5.950%	1,842,769	1,842,769
Total			43,104,204
Restaurants 0.2%
Dave & Buster’s, Inc.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/29/2029	6.938%	1,279,743	1,141,697
3-month Term SOFR + 3.250% 11/01/2031	6.938%	1,266,215	1,074,864
Flynn Restaurant Group LP(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% 01/28/2032	7.370%	2,760,824	2,716,734
IRB Holding Corp.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2030	6.108%	2,605,213	2,610,215
Whatabrands LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.120%	1,646,577	1,648,372
Total			9,191,882
Retailers 0.6%
Beach Acquisition Bidco LLC(c),(t)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 09/12/2032	6.382%	1,995,000	2,002,980
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Belron Finance 2019 LLC(c),(t)
Term Loan
3-month Term SOFR + 2.000% 10/16/2031	5.657%	8,483,501	8,494,105
Great Outdoors Group LLC(c),(t)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	6.870%	7,699,637	7,733,439
Harbor Freight Tools USA, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	5.870%	5,185,978	5,173,013
LS Group Opco Acquisition LLC/PropCo(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 04/23/2031	6.166%	1,542,211	1,535,148
Mavis Tire Express Services Topco Corp.(c),(t)
1st Lien Term Loan
6-month Term SOFR + 3.000% 05/04/2028	6.669%	2,758,949	2,756,411
PetSmart LLC(c),(t)
Term Loan
1-month Term SOFR + 4.000% 08/18/2032	7.584%	3,186,365	3,175,085
Restoration Hardware, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	6.235%	1,878,192	1,824,400
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	6.970%	967,418	950,082
Total			33,644,663
Supermarkets 0.0%
ACP Tara Holdings, Inc.(c),(t)
Term Loan
3-month Term SOFR + 3.250% 12/15/2032	6.950%	1,310,436	1,312,782
Technology 2.1%
Access CIG LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 4.000% 08/19/2030	7.700%	3,307,614	2,978,936
Adeia, Inc.(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.120%	2,009,949	2,011,617

Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ahead DB Holdings LLC(c),(t)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.500% Floor 0.750% 02/01/2031	6.200%	2,958,803	2,952,530
Applied Systems, Inc.(c),(t)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.250% 02/24/2031	5.950%	1,984,129	1,965,221
Ascend Learning LLC(c),(t)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.620%	3,856,634	3,802,102
athenahealth Group, Inc.(c),(t)
Term Loan
1-month Term SOFR + 3.250% 02/15/2032	6.858%	3,552,382	3,547,941
Atlas CC Acquisition Corp.(c),(t)
Tranche B Term Loan
3-month Term SOFR + 4.500% 05/25/2029	8.462%	1,727,943	230,387
Tranche C Term Loan
3-month Term SOFR + 4.500% 05/25/2029	8.469%	251,381	33,517
Avaya, Inc.(c),(t)
Term Loan
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	11.120%	1,276,268	1,098,395
Barracuda Parent LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.163%	781,188	527,302
BCPE Pequod Buyer, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 11/25/2031	6.370%	1,957,037	1,942,007
Boxer Parent Co., Inc.(c),(t)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	6.666%	4,225,809	3,950,667
Calabrio, Inc.(c),(t)
Term Loan
3-month Term SOFR + 4.000% 11/26/2032	7.666%	1,230,792	953,864
Central Parent LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	6.950%	2,556,478	1,205,379
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cloud Software Group, Inc.(c),(t)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 08/13/2032	6.950%	1,922,682	1,798,246
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 03/21/2031	6.950%	2,112,986	1,982,974
Cloudera, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	7.470%	2,602,000	2,210,399
Coherent Corp.(c),(t)
Tranche B3 Term Loan
1-month Term SOFR + 1.750% 07/02/2029	5.370%	803,307	801,636
CoreLogic, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.235%	3,236,015	3,203,655
Cornerstone OnDemand, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.485%	2,679,041	1,855,236
Cotiviti, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	6.399%	3,179,393	2,978,042
Darktrace Finco US LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	6.927%	2,806,003	2,676,534
DS Admiral Bidco LLC(c),(t)
Term Loan
3-month Term SOFR + 4.250% 06/26/2031	7.950%	1,906,469	1,821,631
Ellucian Holdings, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.500% 10/09/2029	6.120%	3,604,817	3,558,243
Flash Charm, Inc.(c),(t)
2nd Lien Term Loan
3-month Term SOFR + 6.750% Floor 0.750% 03/02/2029	10.563%	1,414,708	848,825
Fortress Intermediate 3, Inc.(b),(c),(t)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/27/2031	6.638%	3,364,313	3,330,670
Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Genesys Cloud Services Holdings I LLC(c),(t)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.120%	3,246,988	3,123,602
Icon Parent I, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.750% 11/13/2031	6.437%	1,145,881	1,094,156
IGT Holding IV AB(c),(t)
Tranche B7 Term Loan
3-month Term SOFR + 3.000% 09/01/2031	6.700%	3,384,511	3,356,318
ION Platform Finance US, Inc.(c),(t)
Term Loan
3-month Term SOFR + 3.750% 10/07/2032	7.450%	3,757,652	2,922,739
KnowBe4, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 3.750% 07/23/2032	7.413%	1,533,586	1,307,382
Loyalty Ventures, Inc.(b),(f),(t)
Tranche B Term Loan
11/03/2027	0.000%	1,604,304	144,387
McAfee Corp.(c),(t)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.620%	3,454,616	3,131,368
Mitchell International, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 06/17/2031	6.620%	3,888,904	3,835,431
Mitnick Corporate Purchaser, Inc.(c),(t)
Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/02/2029	8.513%	764,359	270,071
Nielsen Consumer, Inc.(c),(t)
Term Loan
1-month Term SOFR + 2.250% 10/31/2030	5.870%	8,332,506	8,290,843
Peraton Corp.(c),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.513%	2,232,573	1,982,994
Ping Identity Holding Corp.(c),(t)
Term Loan
1-month Term SOFR + 2.750% 11/15/2032	6.381%	1,707,812	1,685,406
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PointClickCare Technologies, Inc.(c),(t)
Term Loan
3-month Term SOFR + 2.750% 11/03/2031	6.413%	2,674,804	2,673,975
Project Boost Purchaser LLC(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.750% 07/16/2031	6.450%	3,440,680	3,398,050
Proofpoint, Inc.(c),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.000% 08/31/2028	6.700%	3,723,270	3,632,385
Rackspace Finance LLC(c),(t)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 05/15/2028	6.467%	824,599	715,192
Sabre GLBL, Inc.(c),(t)
Tranche B1 Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	9.720%	721,863	608,170
Tranche B2 Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	9.720%	825,614	687,323
Sanmina Corp.(c),(t)
Tranche B1 Term Loan
1-month Term SOFR + 1.750% 10/27/2032	5.358%	1,416,542	1,418,312
Sovos Compliance LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.250% 08/13/2029	6.870%	3,107,079	2,981,025
SS&C Technologies, Inc.(c),(t)
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 05/09/2031	5.620%	832,433	831,375
Storable, Inc.(c),(t)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	6.870%	2,152,141	2,097,799
UKG, Inc.(c),(t)
1st Lien Term Loan
3-month Term SOFR + 2.250% 02/10/2031	5.913%	10,983,877	10,601,748
Virtusa Corp.(c),(t)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	6.870%	1,994,095	1,889,405

Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
VS Buyer LLC(c),(t)
Term Loan
3-month Term SOFR + 2.250% 04/12/2031	5.913%	2,514,370	2,432,653
World Wide Technology Holding Co. LLC(c),(t)
Term Loan
1-month Term SOFR + 2.000% 03/01/2030	5.620%	1,488,750	1,485,653
Xplor T1 LLC(c),(t)
Term Loan
3-month Term SOFR + 3.500% 12/01/2032	7.167%	3,089,289	2,957,994
Total			123,821,712
Tobacco 0.0%
Savor Acquisition, Inc.(c),(t)
Term Loan
3-month Term SOFR + 3.000% 02/19/2032	6.663%	1,153,907	1,156,365
Transportation Services 0.4%
Apple Bidco LLC(c),(t)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.120%	9,499,064	9,512,078
Beacon Mobility Corp.(c),(t),(u),(w)
Delayed Draw Term Loan
3-month Term SOFR + 2.750% 08/06/2030	2.750%	227,565	228,418
Beacon Mobility Corp.(c),(t)
Term Loan
3-month Term SOFR + 2.750% 08/06/2030	6.450%	4,615,472	4,632,780
First Student Bidco, Inc.(c),(t),(u)
Tranche B Term Loan
3-month Term SOFR + 2.250% 08/15/2030	5.950%	7,010,130	7,027,655
Tranche C Term Loan
3-month Term SOFR + 2.250% 08/15/2030	5.950%	1,282,679	1,285,886
Student Transportation of America Holdings, Inc.(c),(t)
Delayed Draw Term Loan
3-month Term SOFR + 1.750% 06/24/2032	6.364%	261,568	262,604
Student Transportation of America Holdings, Inc.(c),(t),(u)
Tranche B Term Loan
3-month Term SOFR + 2.750% 06/24/2032	6.424%	2,971,305	2,983,071
Total			25,932,492
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Wireless 0.1%
Crown Subsea Communications Holding, Inc.(c),(t)
Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 01/30/2031	6.620%		5,048,818	5,077,647
Total Senior Loans (Cost $943,102,272)				926,317,281

Treasury Bills(m) 0.1%
Issuer	Yield		Principal Amount ($)	Value ($)
Turkey 0.1%
Turkiye Government Bond
08/12/2026	36.250%	TRY	310,000,000	6,708,412
Total Treasury Bills (Cost $7,221,692)				6,708,412

U.S. Treasury Obligations 0.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
U.S. Treasury
07/31/2028	1.000%		6,250,000	5,862,305
Total U.S. Treasury Obligations (Cost $5,814,223)				5,862,305

Warrants 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Uniti Group, Inc.(g) 08/01/2028	2,594	29,105
Total Communication Services		29,105
Total Warrants (Cost $14,864)		29,105

Call Option Contracts Purchased 0.1%
Value ($)
(Cost $30,447,374)	5,205,799

Put Option Contracts Purchased 0.3%

(Cost $14,182,068)	15,706,208
Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)

Money Market Funds 6.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(l),(x)	360,845,780	360,701,441
Total Money Market Funds (Cost $360,664,357)		360,701,441
Total Investments in Securities (Cost: $7,045,434,710)		6,993,641,250
Other Assets & Liabilities, Net		(1,012,583,161)
Net Assets		5,981,058,089
At May 31, 2026, securities and/or cash totaling $46,146,833 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	300	06/2026	EUR	35,703,000	257,820	—
Euro-Schatz	12,987	06/2026	EUR	1,376,816,805	2,695,272	—
Long Gilt	1,005	09/2026	GBP	89,183,700	2,867,941	—
U.S. Treasury Ultra Bond	3,693	09/2026	USD	422,502,281	7,337,016	—
Total					13,158,049	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(900)	06/2026	EUR	(113,841,000)	—	(2,269,469)
U.S. Long Bond	(1,701)	09/2026	USD	(190,884,094)	—	(3,193,695)
U.S. Treasury 10-Year Note	(1,015)	09/2026	USD	(111,475,547)	—	(994,102)
U.S. Treasury 2-Year Note	(14,844)	09/2026	USD	(3,066,213,750)	—	(5,817,067)
U.S. Treasury 5-Year Note	(5,155)	09/2026	USD	(552,672,385)	—	(3,183,764)
Total					—	(15,458,097)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	182,849,296	182,849,296	3.70	09/28/2026	2,422,753	653,028
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	106,000,000	106,000,000	3.75	11/09/2026	911,600	630,446
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	142,925,000	142,925,000	3.50	11/16/2026	2,415,433	401,176
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	331,596,000	331,596,000	3.50	06/11/2026	5,471,334	2,056
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	197,500,000	197,500,000	3.33	07/31/2026	2,621,812	36,715
30-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	144,456,000	144,456,000	3.50	10/29/2026	3,907,535	267,894

Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	228,000,000	228,000,000	3.50	10/08/2026	2,097,600	660,903
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	337,000,000	337,000,000	3.40	10/15/2026	2,153,430	760,103
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	237,669,147	237,669,147	3.10	07/09/2026	2,292,319	15,924
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	307,724,913	307,724,913	3.25	03/10/2027	3,369,588	1,111,964
7-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	294,600,000	294,600,000	3.25	12/16/2026	2,783,970	665,590
Total							30,447,374	5,205,799

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	178,000,000	178,000,000	4.25	06/23/2026	3,159,500	246,031
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	636,000,000	636,000,000	3.40	08/05/2026	10,150,560	14,374,554
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	259,012,000	259,012,000	4.00	08/06/2026	872,008	1,085,623
Total							14,182,068	15,706,208

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(106,000,000)	(106,000,000)	4.32	11/09/2026	(911,600)	(929,970)
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	(518,023,000)	(518,023,000)	4.25	08/06/2026	(796,890)	(881,623)
Total							(1,708,490)	(1,811,593)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.262%	Fixed rate of 1.781%	Receives Quarterly, Pays Semi-Annually	Morgan Stanley	08/09/2049	USD	53,500,000	21,967,949	—	—	21,967,949	—

Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	13,000,000	1,492,950	(5,417)	2,975,169	—	—	(1,487,636)
CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	11,100,000	2,174,785	(4,625)	2,796,273	—	—	(626,113)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	4,400,000	505,306	(1,833)	603,932	—	—	(100,459)
CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	4,400,000	505,306	(1,833)	133,521	—	369,952	—
CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	11,150,000	2,047,374	(4,646)	2,418,148	—	—	(375,420)
Total							6,725,721	(18,354)	8,927,043	—	369,952	(2,589,628)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX Emerging Markets Index, Series 45	Morgan Stanley	06/20/2031	1.000	Quarterly	USD	120,000,000	(943,244)	—	—	—	(943,244)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	86.916	USD	17,622,868	(5,061,672)	7,343	—	(1,914,466)	—	(3,139,863)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	86.916	USD	9,300,958	(2,671,438)	3,876	—	(1,823,728)	—	(843,834)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	86.916	USD	9,300,958	(2,671,438)	3,875	—	(1,412,722)	—	(1,254,841)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	86.916	USD	7,832,386	(2,249,632)	3,263	—	(1,389,920)	—	(856,449)
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	41.777	USD	3,380,432	(924,963)	1,408	—	(627,265)	—	(296,290)
Total								(13,579,143)	19,765	—	(7,168,101)	—	(6,391,277)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 46	Morgan Stanley	06/20/2031	5.000	Quarterly	3.021	USD	104,722,200	5,845,435	—	—	5,845,435	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.620%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2026, the total value of these securities amounted to $2,980,140,933, which represents 49.83% of total net assets.

(b)	Valuation based on significant unobservable inputs.
(c)	Variable rate security. The interest rate shown was the current rate as of May 31, 2026.
(d)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of May 31, 2026 and is not reflective of the cash flow payments.  The security is represented in shares.

(e)	Represents a security purchased on a when-issued basis.
(f)	Represents a security in default.
(g)	Non-income producing investment.
(h)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2026, the total value of these securities amounted to $25,379,638, which represents 0.42% of total net assets.

(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2026.

(k)	Perpetual security with no specified maturity date.
(l)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short Duration High Yield ETF
	58,526,600	—	—	(258,840)	58,267,760	32,930	—	2,491,220	2,876,000
Columbia Short-Term Cash Fund, 3.741%
	367,704,689	1,585,991,044	(1,592,977,930)	(16,362)	360,701,441	—	(31,154)	10,909,157	360,845,780
Itasca Park LLC
	—	15,500,000	—	(144,150)	15,355,850	—	—	—	—
Itasca Park LLC - Unfunded
	25,000,000	(15,500,000)	—	—	9,500,000	—	—	—	—
Total	451,231,289			(419,352)	443,825,051	32,930	(31,154)	13,400,377

Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(m)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)	Zero coupon bond.
(p)
The Fund’s committed equity ownership interest in the joint venture is 25% of the LLC, which is not held in the form of shares. Investments into the LLC will be called from the Fund over a commitment period ending December 31, 2026. Any unfunded commitments are indicated as such.

(q)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At May 31, 2026, the total market value of these securities amounted to $24,902,805, which represents 0.42% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Altice Luxembourg France SA, CVR	10/15/2025	3,038	177	46,955
Itasca Park LLC	09/02/2025-03/23/2026	—	15,500,000	15,355,850
Itasca Park LLC - Unfunded	07/28/2025	—	9,500,000	9,500,000
			25,000,177	24,902,805

(r)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(s)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2026.

(t)
The stated interest rate represents the weighted average interest rate at May 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(u)	Represents a security purchased on a forward commitment basis.
(v)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(w)
At May 31, 2026, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Beacon Mobility Corp. Delayed Draw Term Loan 08/06/2030 2.750%	227,564
Chicago US Midco III LP Delayed Draw Term Loan 11/01/2032 2.500%	172,477
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 2.750%	179,947
Pinnacle Buyer LLC Tranche B Delayed Draw Term Loan 10/01/2032 2.500%	197,581
Pye-Barker Fire & Safety LLC Delayed Draw Term Loan 12/16/2032 3.075%	109,600
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.000%	241,482
Salas O’Brien, Inc. Delayed Draw Term Loan 01/31/2033 1.375%	59,297
US Fertility Enterprises LLC Delayed Draw Term Loan 12/30/2032 1.750%	192,730

(x)	The rate shown is the seven-day current annualized yield at May 31, 2026.

Columbia Strategic Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2026 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Strategic Income Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT232_(07/26)